Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSLX
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCAX
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDAPX
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCSX
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDPBX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEMX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEINX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIOX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIPX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIQX
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBSX
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZNX
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZMX
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZSX
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZPX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSGX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPPX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGPX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPPX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDPPX
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRSX
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUNX
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUMX
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUSX
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUPX
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDASX
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTNX
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTMX
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTSX
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTPX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLPIX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFNX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFMX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFSX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFPX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSVX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVNX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVMX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVSX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVPX
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVUAX
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABEX
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABDX
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGBX
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAFBX
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESAX
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSNX
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSFX
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSSX
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSRX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAMX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCANX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAOX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAPX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAQX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSBX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBNX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBMX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBSX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBPX
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSGX
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGPPX
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFPPX
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPPX
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPPX
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHASX
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQNX
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQMX
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQSX
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQPX
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSSX
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFNX
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFMX
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFSX
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFPX
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLASX
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABUX
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPRX
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABWX
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABVX
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSVX
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKPPX
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJPPX
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPPX
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLPPX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSABX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBNX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBMX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBSX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBPX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAGX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSARX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLPX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVARX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTARX
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNASX
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNNX
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNMX
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNSX
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNPX
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPASX
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMNX
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMMX
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMSX
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMPX
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAPX
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSNX
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSMX
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSSX
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSPX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAVX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVNX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVMX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVSX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVPX
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPTX
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKARX
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJARX
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTWX
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLARX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVIX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINNX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINRX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINLX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINPX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIXEX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEASX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAPX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESSX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPSX
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPISX
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPPX
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPPX
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUPPX
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTPPX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISGX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITNX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITMX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITSX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITPX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAEX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRENX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRERX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRETX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREPX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAIX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSNX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSMX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSSX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSPX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVASX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTANX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAMX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTASX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAPX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSGX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTASX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAPX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSLX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPFX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWASX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBNX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBMX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBSX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBPX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSNX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTADX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVPX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEEX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPDX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXASX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCNX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCMX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCSX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCPX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTANX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVIX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAOX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSEX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPEX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYASX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDNX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDMX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDSX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDPX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRGX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRSX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRVX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRLX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRDX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZASX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTENX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTERX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTESX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEFX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFGX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFSX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFDX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFLX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBGX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBVX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBLX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBFX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSSX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCNSX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBLX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBFX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGGX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGVX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWSX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIGX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIVX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFILX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIFX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGGX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGVX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGPX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGLX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGFX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASXX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVXX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRXX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSXX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPXX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIMX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSINX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIOX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIPX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIQX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOMX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMNX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMMX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMSX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMPX
Core Plus Bond I (Prospectus Summary) | Core Plus Bond I | Core Plus Bond I - R-1 Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBRX
Core Plus Bond I (Prospectus Summary) | Core Plus Bond I | Core Plus Bond I - R-2 Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBBX
Core Plus Bond I (Prospectus Summary) | Core Plus Bond I | Core Plus Bond I - R-3 Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIRX
Core Plus Bond I (Prospectus Summary) | Core Plus Bond I | Core Plus Bond I - R-4 Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBDX
Core Plus Bond I (Prospectus Summary) | Core Plus Bond I | Core Plus Bond I - R-5 Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBEX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGRX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFMRX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCMX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRDX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMREX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOMX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIONX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOOX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOPX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOQX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISPX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSAX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFPX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFSX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPPX

Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund
DISCIPLINED LARGECAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Disciplined LargeCap Blend Fund	Disciplined LargeCap Blend Fund - R-1	Disciplined LargeCap Blend Fund - R-2	Disciplined LargeCap Blend Fund - R-3	Disciplined LargeCap Blend Fund - R-4	Disciplined LargeCap Blend Fund - R-5
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.47%	1.34%	1.16%	0.97%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Disciplined LargeCap Blend Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Disciplined LargeCap Blend Fund - R-1	150	465	803	1,757
Disciplined LargeCap Blend Fund - R-2	136	425	734	1,613
Disciplined LargeCap Blend Fund - R-3	118	368	638	1,409
Disciplined LargeCap Blend Fund - R-4	99	309	536	1,190
Disciplined LargeCap Blend Fund - R-5	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 145.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P")
500 Index (as of the most recent calendar year end, this range was between approximately  $1.6 billion and  $364.1
billion)) at the time of purchase. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares. The Institutional Class shares were first sold on December 30, 2002.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03       14.82%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -21.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Disciplined LargeCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Disciplined LargeCap Blend Fund - R-1	Class R-1 Return Before Taxes	11.96%	0.02%	5.30%	Dec 30, 2002
Disciplined LargeCap Blend Fund - R-2	Class R-2 Return Before Taxes	12.03%	0.14%	5.45%	Dec 30, 2002
Disciplined LargeCap Blend Fund - R-3	Class R-3 Return Before Taxes	12.28%	0.33%	5.65%	Dec 30, 2002
Disciplined LargeCap Blend Fund - R-4	Class R-4 Return Before Taxes	12.65%	0.55%	5.87%	Dec 30, 2002
Disciplined LargeCap Blend Fund - R-5	Class R-5 Return Before Taxes	12.63%	0.63%	5.97%	Dec 30, 2002
After Taxes on Distributions Disciplined LargeCap Blend Fund - R-1	Class R-1 Return After Taxes on Distributions	11.18%	(0.59%)	4.73%	Dec 30, 2002
After Taxes on Distributions and Sales Disciplined LargeCap Blend Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	8.81%	0.08%	4.58%	Dec 30, 2002
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.68%	Dec 30, 2002

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DISCIPLINED LARGECAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 145.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P")
500 Index (as of the most recent calendar year end, this range was between approximately  $1.6 billion and  $364.1
billion)) at the time of purchase. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares. The Institutional Class shares were first sold on December 30, 2002.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03       14.82%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -21.90%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.90%)
Disciplined LargeCap Blend Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2003	rr_AnnualReturn2003	27.39%
Annual Return 2004	rr_AnnualReturn2004	12.05%
Annual Return 2005	rr_AnnualReturn2005	6.34%
Annual Return 2006	rr_AnnualReturn2006	13.22%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	(38.52%)
Annual Return 2009	rr_AnnualReturn2009	21.53%
Annual Return 2010	rr_AnnualReturn2010	12.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002

Equity Income Fund (Prospectus Summary) | Equity Income Fund
EQUITY INCOME FUND
Objective:
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Income Fund	Equity Income Fund - Class R-1 Shares	Equity Income Fund - Class R-2 Shares	Equity Income Fund - Class R-3 Shares	Equity Income Fund - Class R-4 Shares	Equity Income Fund - Class R-5 Shares
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.40%	1.27%	1.09%	0.90%	0.78%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Equity Income Fund - Class R-1 Shares	143	443	766	1,680
Equity Income Fund - Class R-2 Shares	129	403	697	1,534
Equity Income Fund - Class R-3 Shares	111	347	601	1,329
Equity Income Fund - Class R-4 Shares	92	287	498	1,108
Equity Income Fund - Class R-5 Shares	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996. The R-1, R-2, R-3, R-4 and R-5 Class shares were first
sold on March 1, 2010.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Russell 1000
Value Index is a better representation of the investment universe for this
Fund's investment philosophy than the S&P
500/Citigroup Value Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03        15.64%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -19.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Equity Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Equity Income Fund - Class R-1 Shares	Class R-1 Return Before Taxes	15.34%	1.93%	5.40%
Equity Income Fund - Class R-2 Shares	Class R-2 Return Before Taxes	15.44%	2.05%	5.54%
Equity Income Fund - Class R-3 Shares	Class R-3 Return Before Taxes	15.65%	2.23%	5.73%
Equity Income Fund - Class R-4 Shares	Class R-4 Return Before Taxes	15.93%	2.41%	5.88%
Equity Income Fund - Class R-5 Shares	Class R-5 Return Before Taxes	16.03%	2.44%	5.90%
After Taxes on Distributions Equity Income Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distributions	14.94%	1.06%	4.54%
After Taxes on Distributions and Sales Equity Income Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	10.45%	1.55%	4.46%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%
S&P 500/Citigroup Value Index	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	15.10%	0.87%	1.65%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Equity Income Fund (Prospectus Summary) | Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EQUITY INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996. The R-1, R-2, R-3, R-4 and R-5 Class shares were first
sold on March 1, 2010.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Russell 1000
Value Index is a better representation of the investment universe for this
Fund's investment philosophy than the S&P
500/Citigroup Value Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03        15.64%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -19.88%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Russell 1000 Value Index is a better representation of the investment universe for this Fund's investment philosophy than the S&P 500/Citigroup Value Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.88%)
Equity Income Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Equity Income Fund | S&P 500/Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.65%
Equity Income Fund | Equity Income Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.40%
Equity Income Fund | Equity Income Fund - Class R-1 Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%
Equity Income Fund | Equity Income Fund - Class R-1 Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.46%
Equity Income Fund | Equity Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2001	rr_AnnualReturn2001	7.16%
Annual Return 2002	rr_AnnualReturn2002	(13.09%)
Annual Return 2003	rr_AnnualReturn2003	28.83%
Annual Return 2004	rr_AnnualReturn2004	18.34%
Annual Return 2005	rr_AnnualReturn2005	9.06%
Annual Return 2006	rr_AnnualReturn2006	17.30%
Annual Return 2007	rr_AnnualReturn2007	4.29%
Annual Return 2008	rr_AnnualReturn2008	(34.51%)
Annual Return 2009	rr_AnnualReturn2009	19.67%
Annual Return 2010	rr_AnnualReturn2010	15.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Equity Income Fund | Equity Income Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.73%
Equity Income Fund | Equity Income Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.88%
Equity Income Fund | Equity Income Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.90%

LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II
LARGECAP BLEND FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Blend Fund II	LargeCap Blend Fund II - R-1	LargeCap Blend Fund II - R-2	LargeCap Blend Fund II - R-3	LargeCap Blend Fund II - R-4	LargeCap Blend Fund II - R-5
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.63%	1.50%	1.32%	1.13%	1.01%
Expense Reimbursement	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	1.48%	1.30%	1.11%	0.99%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap Blend Fund II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Blend Fund II - R-1	164	512	884	1,931
LargeCap Blend Fund II - R-2	151	472	816	1,789
LargeCap Blend Fund II - R-3	132	416	721	1,588
LargeCap Blend Fund II - R-4	113	357	620	1,373
LargeCap Blend Fund II - R-5	101	319	556	1,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 36.2% of the average value of its portfolio

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1 billion)) at
the time of purchase.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       16.69%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Blend Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Blend Fund II - R-1	Class R-1 Return Before Taxes	12.34%	1.86%	1.58%
LargeCap Blend Fund II - R-2	Class R-2 Return Before Taxes	12.50%	1.98%	1.71%
LargeCap Blend Fund II - R-3	Class R-3 Return Before Taxes	12.71%	2.15%	1.90%
LargeCap Blend Fund II - R-4	Class R-4 Return Before Taxes	12.88%	2.35%	2.11%
LargeCap Blend Fund II - R-5	Class R-5 Return Before Taxes	13.11%	2.48%	2.19%
After Taxes on Distributions LargeCap Blend Fund II - R-1	Class R-1 Return After Taxes on Distributions	12.34%	1.29%	1.05%
After Taxes on Distributions and Sales LargeCap Blend Fund II - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	8.02%	1.51%	1.24%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP BLEND FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 36.2% of the average value of its portfolio

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1 billion)) at
the time of purchase.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       16.69%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.13%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Blend Fund II | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap Blend Fund II | LargeCap Blend Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,931
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.58%
LargeCap Blend Fund II | LargeCap Blend Fund II - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.05%
LargeCap Blend Fund II | LargeCap Blend Fund II - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.24%
LargeCap Blend Fund II | LargeCap Blend Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	816
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,789
Annual Return 2001	rr_AnnualReturn2001	(7.90%)
Annual Return 2002	rr_AnnualReturn2002	(16.96%)
Annual Return 2003	rr_AnnualReturn2003	23.36%
Annual Return 2004	rr_AnnualReturn2004	9.41%
Annual Return 2005	rr_AnnualReturn2005	4.08%
Annual Return 2006	rr_AnnualReturn2006	15.14%
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	(37.04%)
Annual Return 2009	rr_AnnualReturn2009	28.87%
Annual Return 2010	rr_AnnualReturn2010	12.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.71%
LargeCap Blend Fund II | LargeCap Blend Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	721
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,588
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.90%
LargeCap Blend Fund II | LargeCap Blend Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,373
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%
LargeCap Blend Fund II | LargeCap Blend Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,234
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%

LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Growth Fund	LargeCap Growth Fund - R-1	LargeCap Growth Fund - R-2	LargeCap Growth Fund - R-3	LargeCap Growth Fund - R-4	LargeCap Growth Fund - R-5
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.52%	1.39%	1.21%	1.02%	0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund - R-1	155	480	829	1,813
LargeCap Growth Fund - R-2	142	440	761	1,669
LargeCap Growth Fund - R-3	123	384	665	1,466
LargeCap Growth Fund - R-4	104	325	563	1,248
LargeCap Growth Fund - R-5	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

During 2003, the Fund processed a significant (relative to the R-1 Class) "As
Of" transaction that resulted in a gain to
the remaining shareholders of the R-1 Class. In accordance with the Fund's shareholder processing policies, this
benefit inures all shareholders of the R-1 Class. Had such a gain not been recognized, the total return amounts
expressed herein would have been smaller.

During 2010, the R-3 Class experienced a significant one time gain of approximately  $0.06/shares as the result of a
settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed
herein would have been lower.

During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                     Q3 '09                15.73%
Lowest return for a quarter during the period of the bar
chart above:                                                     Q4 '08               -25.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
LargeCap Growth Fund - R-1	Class R-1 Return Before Taxes	17.41%		2.21%		(0.87%)	[1]
LargeCap Growth Fund - R-2	Class R-2 Return Before Taxes	17.46%		2.34%		(1.09%)
LargeCap Growth Fund - R-3	Class R-3 Return Before Taxes	18.42%	[2]	2.65%	[2]	(0.51%)	[1],[2]
LargeCap Growth Fund - R-4	Class R-4 Return Before Taxes	17.96%		2.70%		(0.58%)	[3]
LargeCap Growth Fund - R-5	Class R-5 Return Before Taxes	18.03%		2.81%		(0.65%)
After Taxes on Distributions LargeCap Growth Fund - R-1	Class R-1 Return After Taxes on Distributions	17.41%		2.12%		(0.92%)	[1]
After Taxes on Distributions and Sales LargeCap Growth Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	11.32%		1.90%		(0.73%)	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%		3.75%		0.02%
[1]	During 2003, the Fund processed a significant (relative to the Class) "As Of" (1) transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
[2]	During 2003, the R-3 Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
[3]	During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

During 2003, the Fund processed a significant (relative to the R-1 Class) "As
Of" transaction that resulted in a gain to
the remaining shareholders of the R-1 Class. In accordance with the Fund's shareholder processing policies, this
benefit inures all shareholders of the R-1 Class. Had such a gain not been recognized, the total return amounts
expressed herein would have been smaller.

During 2010, the R-3 Class experienced a significant one time gain of approximately  $0.06/shares as the result of a
settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed
herein would have been lower.

During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                     Q3 '09                15.73%
Lowest return for a quarter during the period of the bar
chart above:                                                     Q4 '08               -25.97%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.97%)
LargeCap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund | LargeCap Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.87%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.92%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.73%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(24.75%)
Annual Return 2002	rr_AnnualReturn2002	(28.84%)
Annual Return 2003	rr_AnnualReturn2003	23.83%
Annual Return 2004	rr_AnnualReturn2004	8.74%
Annual Return 2005	rr_AnnualReturn2005	10.79%
Annual Return 2006	rr_AnnualReturn2006	9.18%
Annual Return 2007	rr_AnnualReturn2007	22.10%
Annual Return 2008	rr_AnnualReturn2008	(43.16%)
Annual Return 2009	rr_AnnualReturn2009	26.12%
Annual Return 2010	rr_AnnualReturn2010	17.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.09%)
LargeCap Growth Fund | LargeCap Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.42%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.51%)	[1],[2]
LargeCap Growth Fund | LargeCap Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.58%)	[3]
LargeCap Growth Fund | LargeCap Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.65%)

[1]	During 2003, the Fund processed a significant (relative to the Class) "As Of" (1) transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
[2]	During 2003, the R-3 Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
[3]	During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Growth Fund I	LargeCap Growth Fund I - R-1	LargeCap Growth Fund I - R-2	LargeCap Growth Fund I - R-3	LargeCap Growth Fund I - R-4	LargeCap Growth Fund I - R-5
Management Fees	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1 Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.51%	1.38%	1.20%	1.01%	0.89%
Expense Reimbursement	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	1.36%	1.18%	0.99%	0.87%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Management Fees have been restated to reflect current fees. Effective July 1,
2010, management fees were
reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap Growth Fund I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund I - R-1	152	475	821	1,800
LargeCap Growth Fund I - R-2	138	435	753	1,655
LargeCap Growth Fund I - R-3	120	379	657	1,452
LargeCap Growth Fund I - R-4	101	319	556	1,234
LargeCap Growth Fund I - R-5	89	282	491	1,094

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 49.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and
 $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       19.59%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund I - R-1	Class R-1 Return Before Taxes	18.82%	3.60%	0.30%
LargeCap Growth Fund I - R-2	Class R-2 Return Before Taxes	19.01%	3.71%	0.41%
LargeCap Growth Fund I - R-3	Class R-3 Return Before Taxes	19.12%	3.89%	0.75%
LargeCap Growth Fund I - R-4	Class R-4 Return Before Taxes	19.41%	4.10%	0.78%
LargeCap Growth Fund I - R-5	Class R-5 Return Before Taxes	19.53%	4.21%	0.94%
After Taxes on Distributions LargeCap Growth Fund I - R-1	Class R-1 Return After Taxes on Distributions	18.82%	3.30%	0.07%
After Taxes on Distributions and Sales LargeCap Growth Fund I - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	12.23%	3.05%	0.20%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 49.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Management Fees have been restated to reflect current fees. Effective July 1,
2010, management fees were
reduced.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and
 $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       19.59%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.79%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund I | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund I | LargeCap Growth Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,800
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
LargeCap Growth Fund I | LargeCap Growth Fund I - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.07%
LargeCap Growth Fund I | LargeCap Growth Fund I - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.20%
LargeCap Growth Fund I | LargeCap Growth Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	753
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,655
Annual Return 2001	rr_AnnualReturn2001	(15.07%)
Annual Return 2002	rr_AnnualReturn2002	(28.41%)
Annual Return 2003	rr_AnnualReturn2003	23.22%
Annual Return 2004	rr_AnnualReturn2004	8.39%
Annual Return 2005	rr_AnnualReturn2005	6.91%
Annual Return 2006	rr_AnnualReturn2006	5.32%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(41.05%)
Annual Return 2009	rr_AnnualReturn2009	50.94%
Annual Return 2010	rr_AnnualReturn2010	19.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.41%
LargeCap Growth Fund I | LargeCap Growth Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,452
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.75%
LargeCap Growth Fund I | LargeCap Growth Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,234
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.78%
LargeCap Growth Fund I | LargeCap Growth Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	491
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,094
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.94%

LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Growth Fund II	LargeCap Growth Fund II - R-1	LargeCap Growth Fund II - R-2	LargeCap Growth Fund II - R-3	LargeCap Growth Fund II - R-4	LargeCap Growth Fund II - R-5
Management Fees	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.82%	1.69%	1.51%	1.32%	1.20%
Expense Reimbursement	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.81%	1.68%	1.50%	1.31%	1.19%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap Growth Fund II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund II - R-1	184	571	984	2,136
LargeCap Growth Fund II - R-2	171	531	917	1,997
LargeCap Growth Fund II - R-3	153	476	823	1,801
LargeCap Growth Fund II - R-4	133	417	722	1,589
LargeCap Growth Fund II - R-5	121	380	659	1,454

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 70.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $364.1 billion)) at
the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.
 Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       15.66%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund II - R-1	Class R-1 Return Before Taxes	12.31%	2.93%	(0.29%)
LargeCap Growth Fund II - R-2	Class R-2 Return Before Taxes	12.57%	3.05%	(0.17%)
LargeCap Growth Fund II - R-3	Class R-3 Return Before Taxes	12.74%	3.24%	0.01%
LargeCap Growth Fund II - R-4	Class R-4 Return Before Taxes	12.83%	3.44%	0.19%
LargeCap Growth Fund II - R-5	Class R-5 Return Before Taxes	13.13%	3.59%	0.31%
After Taxes on Distributions LargeCap Growth Fund II - R-1	Class R-1 Return After Taxes on Distributions	12.23%	2.06%	(0.76%)
After Taxes on Distributions and Sales LargeCap Growth Fund II - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	8.12%	2.21%	(0.40%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 70.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $364.1 billion)) at
the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.
 Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       15.66%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.96%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.96%)
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund II | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund II | LargeCap Growth Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,136
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.29%)
LargeCap Growth Fund II | LargeCap Growth Fund II - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.76%)
LargeCap Growth Fund II | LargeCap Growth Fund II - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.40%)
LargeCap Growth Fund II | LargeCap Growth Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,997
Annual Return 2001	rr_AnnualReturn2001	(18.40%)
Annual Return 2002	rr_AnnualReturn2002	(26.52%)
Annual Return 2003	rr_AnnualReturn2003	24.96%
Annual Return 2004	rr_AnnualReturn2004	8.66%
Annual Return 2005	rr_AnnualReturn2005	3.91%
Annual Return 2006	rr_AnnualReturn2006	6.88%
Annual Return 2007	rr_AnnualReturn2007	17.51%
Annual Return 2008	rr_AnnualReturn2008	(38.32%)
Annual Return 2009	rr_AnnualReturn2009	33.27%
Annual Return 2010	rr_AnnualReturn2010	12.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.17%)
LargeCap Growth Fund II | LargeCap Growth Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.01%
LargeCap Growth Fund II | LargeCap Growth Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,589
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.19%
LargeCap Growth Fund II | LargeCap Growth Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,454
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.31%

LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap S&P 500 Index Fund	LargeCap S&P 500 Index Fund - R-1	LargeCap S&P 500 Index Fund - R-2	LargeCap S&P 500 Index Fund - R-3	LargeCap S&P 500 Index Fund - R-4	LargeCap S&P 500 Index Fund - R-5
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.04%	0.91%	0.73%	0.54%	0.42%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap S&P 500 Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap S&P 500 Index Fund - R-1	106	331	574	1,271
LargeCap S&P 500 Index Fund - R-2	93	290	504	1,120
LargeCap S&P 500 Index Fund - R-3	75	233	406	906
LargeCap S&P 500 Index Fund - R-4	55	173	302	677
LargeCap S&P 500 Index Fund - R-5	43	135	235	530

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500® " are trademarks of The McGraw-Hill
Companies, Inc. and have
been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's
and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       15.56%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns
Average Annual Total Returns LargeCap S&P 500 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap S&P 500 Index Fund - R-1	Class R-1 Return Before Taxes	13.86%	1.25%	0.32%
LargeCap S&P 500 Index Fund - R-2	Class R-2 Return Before Taxes	13.96%	1.38%	0.47%
LargeCap S&P 500 Index Fund - R-3	Class R-3 Return Before Taxes	14.24%	1.57%	0.65%
LargeCap S&P 500 Index Fund - R-4	Class R-4 Return Before Taxes	14.47%	1.74%	0.84%
LargeCap S&P 500 Index Fund - R-5	Class R-5 Return Before Taxes	14.64%	1.88%	1.00%
After Taxes on Distributions LargeCap S&P 500 Index Fund - R-1	Class R-1 Return After Taxes on Distributions	13.75%	1.05%	0.04%
After Taxes on Distributions and Sales LargeCap S&P 500 Index Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.15%	1.06%	0.23%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500® " are trademarks of The McGraw-Hill
Companies, Inc. and have
been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's
and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       15.56%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.08%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
LargeCap S&P 500 Index Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.32%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.04%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.23%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(12.58%)
Annual Return 2002	rr_AnnualReturn2002	(22.89%)
Annual Return 2003	rr_AnnualReturn2003	27.20%
Annual Return 2004	rr_AnnualReturn2004	9.80%
Annual Return 2005	rr_AnnualReturn2005	3.92%
Annual Return 2006	rr_AnnualReturn2006	14.79%
Annual Return 2007	rr_AnnualReturn2007	4.54%
Annual Return 2008	rr_AnnualReturn2008	(37.51%)
Annual Return 2009	rr_AnnualReturn2009	25.35%
Annual Return 2010	rr_AnnualReturn2010	13.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.47%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.65%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	677
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.84%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	530
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.00%

LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Value Fund	LargeCap Value Fund - R-1	LargeCap Value Fund - R-2	LargeCap Value Fund - R-3	LargeCap Value Fund - R-4	LargeCap Value Fund - R-5
Management Fees	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.32%	1.19%	1.01%	0.82%	0.70%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund - R-1	134	418	723	1,590
LargeCap Value Fund - R-2	121	378	654	1,443
LargeCap Value Fund - R-3	103	322	558	1,236
LargeCap Value Fund - R-4	84	262	455	1,014
LargeCap Value Fund - R-5	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to
achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                  Q3 '09       15.57%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q4 '08       -21.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Value Fund - R-1	Class R-1 Return Before Taxes	13.36%	(0.31%)	1.43%
LargeCap Value Fund - R-2	Class R-2 Return Before Taxes	13.49%	(0.16%)	1.60%
LargeCap Value Fund - R-3	Class R-3 Return Before Taxes	13.69%	0.01%	1.74%
LargeCap Value Fund - R-4	Class R-4 Return Before Taxes	13.91%	0.22%	1.91%
LargeCap Value Fund - R-5	Class R-5 Return Before Taxes	13.94%	0.31%	2.06%
After Taxes on Distributions LargeCap Value Fund - R-1	Class R-1 Return After Taxes on Distributions	13.29%	(0.89%)	0.95%
After Taxes on Distributions and Sales LargeCap Value Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	8.78%	(0.25%)	1.18%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	192.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to
achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                  Q3 '09       15.57%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q4 '08       -21.91%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
LargeCap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Fund | LargeCap Value Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%
LargeCap Value Fund | LargeCap Value Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.95%
LargeCap Value Fund | LargeCap Value Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%
LargeCap Value Fund | LargeCap Value Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2001	rr_AnnualReturn2001	(7.80%)
Annual Return 2002	rr_AnnualReturn2002	(13.56%)
Annual Return 2003	rr_AnnualReturn2003	25.14%
Annual Return 2004	rr_AnnualReturn2004	11.69%
Annual Return 2005	rr_AnnualReturn2005	6.05%
Annual Return 2006	rr_AnnualReturn2006	19.10%
Annual Return 2007	rr_AnnualReturn2007	(0.53%)
Annual Return 2008	rr_AnnualReturn2008	(35.74%)
Annual Return 2009	rr_AnnualReturn2009	14.84%
Annual Return 2010	rr_AnnualReturn2010	13.49%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.60%
LargeCap Value Fund | LargeCap Value Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.74%
LargeCap Value Fund | LargeCap Value Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.91%
LargeCap Value Fund | LargeCap Value Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.06%

LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I
LARGECAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Value Fund I	LargeCap Value Fund I - R-1	LargeCap Value Fund I - R-2	LargeCap Value Fund I - R-3	LargeCap Value Fund I - R-4	LargeCap Value Fund I - R-5
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.66%	1.53%	1.35%	1.16%	1.04%
Expense Reimbursement	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	1.52%	1.34%	1.15%	1.03%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap Value Fund I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund I - R-1	168	522	901	1,964
LargeCap Value Fund I - R-2	155	482	833	1,823
LargeCap Value Fund I - R-3	136	426	738	1,623
LargeCap Value Fund I - R-4	117	367	637	1,408
LargeCap Value Fund I - R-5	105	330	573	1,270

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 73.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies with large
market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of
the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1 billion)) at the time
of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity
securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued
relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations)
that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                             Q2 '09       18.99%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08       -25.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LargeCap Value Fund I - R-1	Class R-1 Return Before Taxes	10.53%	(1.15%)	2.18%	Jun 1, 2004
LargeCap Value Fund I - R-2	Class R-2 Return Before Taxes	10.63%	(1.04%)	2.29%	Jun 1, 2004
LargeCap Value Fund I - R-3	Class R-3 Return Before Taxes	10.77%	(0.85%)	2.48%	Jun 1, 2004
LargeCap Value Fund I - R-4	Class R-4 Return Before Taxes	10.99%	(0.66%)	2.67%	Jun 1, 2004
LargeCap Value Fund I - R-5	Class R-5 Return Before Taxes	11.08%	(0.56%)	2.80%	Jun 1, 2004
After Taxes on Distributions LargeCap Value Fund I - R-1	Class R-1 Return After Taxes on Distributions	10.44%	(1.37%)	1.96%	Jun 1, 2004
After Taxes on Distributions and Sales LargeCap Value Fund I - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	6.96%	(0.96%)	1.86%	Jun 1, 2004
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	4.16%	Jun 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 73.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies with large
market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of
the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1 billion)) at the time
of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity
securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued
relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations)
that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                             Q2 '09       18.99%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08       -25.17%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.17%)
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund I | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	522
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,964
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.96%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	833
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Annual Return 2005	rr_AnnualReturn2005	9.05%
Annual Return 2006	rr_AnnualReturn2006	17.32%
Annual Return 2007	rr_AnnualReturn2007	(0.27%)
Annual Return 2008	rr_AnnualReturn2008	(39.75%)
Annual Return 2009	rr_AnnualReturn2009	(21.68%)
Annual Return 2010	rr_AnnualReturn2010	10.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	738
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,623
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,270
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Value Fund III	LargeCap Value Fund III - R-1	LargeCap Value Fund III - R-2	LargeCap Value Fund III - R-3	LargeCap Value Fund III - R-4	LargeCap Value Fund III - R-5
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.66%	1.53%	1.35%	1.16%	1.04%
Expense Reimbursement	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	1.52%	1.34%	1.15%	1.03%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example LargeCap Value Fund III (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund III - R-1	168	522	901	1,964
LargeCap Value Fund III - R-2	155	482	833	1,823
LargeCap Value Fund III - R-3	136	426	738	1,623
LargeCap Value Fund III - R-4	117	367	637	1,408
LargeCap Value Fund III - R-5	105	330	573	1,270

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 80.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market
capitalizations similar to companies in the Russell 1000 Value Index
(approximately  $0.2 billion to  $364.1 billion as of
the most recent calendar year end) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments.
Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is
not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       15.77%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -21.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Value Fund III - R-1	Class R-1 Return Before Taxes	11.96%	(2.20%)	1.72%
LargeCap Value Fund III - R-2	Class R-2 Return Before Taxes	12.01%	(2.09%)	1.89%
LargeCap Value Fund III - R-3	Class R-3 Return Before Taxes	12.27%	(1.91%)	2.30%
LargeCap Value Fund III - R-4	Class R-4 Return Before Taxes	12.56%	(1.71%)	2.26%
LargeCap Value Fund III - R-5	Class R-5 Return Before Taxes	12.64%	(1.61%)	2.40%
After Taxes on Distributions LargeCap Value Fund III - R-1	Class R-1 Return After Taxes on Distributions	11.87%	(2.67%)	1.29%
After Taxes on Distributions and Sales LargeCap Value Fund III - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	7.90%	(1.78%)	1.48%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 80.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market
capitalizations similar to companies in the Russell 1000 Value Index
(approximately  $0.2 billion to  $364.1 billion as of
the most recent calendar year end) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments.
Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is
not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       15.77%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -21.69%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.69%)
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund III | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Fund III | LargeCap Value Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	522
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,964
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%
LargeCap Value Fund III | LargeCap Value Fund III - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.29%
LargeCap Value Fund III | LargeCap Value Fund III - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.48%
LargeCap Value Fund III | LargeCap Value Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	833
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Annual Return 2001	rr_AnnualReturn2001	4.96%
Annual Return 2002	rr_AnnualReturn2002	(14.14%)
Annual Return 2003	rr_AnnualReturn2003	26.46%
Annual Return 2004	rr_AnnualReturn2004	12.60%
Annual Return 2005	rr_AnnualReturn2005	4.40%
Annual Return 2006	rr_AnnualReturn2006	20.98%
Annual Return 2007	rr_AnnualReturn2007	(4.40%)
Annual Return 2008	rr_AnnualReturn2008	(41.30%)
Annual Return 2009	rr_AnnualReturn2009	18.33%
Annual Return 2010	rr_AnnualReturn2010	12.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.89%
LargeCap Value Fund III | LargeCap Value Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	738
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,623
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.91%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.30%
LargeCap Value Fund III | LargeCap Value Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
LargeCap Value Fund III | LargeCap Value Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,270
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.40%

Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal Capital Appreciation Fund	Principal Capital Appreciation Fund - Class R-1 Shares	Principal Capital Appreciation Fund - Class R-2 Shares	Principal Capital Appreciation Fund - Class R-3 Shares	Principal Capital Appreciation Fund - Class R-4 Shares	Principal Capital Appreciation Fund - Class R-5 Shares
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund OperatingExpenses	1.47%	1.34%	1.16%	0.97%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal Capital Appreciation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal Capital Appreciation Fund - Class R-1 Shares	150	465	803	1,757
Principal Capital Appreciation Fund - Class R-2 Shares	136	425	734	1,613
Principal Capital Appreciation Fund - Class R-3 Shares	118	368	638	1,409
Principal Capital Appreciation Fund - Class R-4 Shares	99	309	536	1,190
Principal Capital Appreciation Fund - Class R-5 Shares	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on November 24, 1986. The R-1, R-2, R-3,
R-4 and R-5 Class shares
were first sold on March 1, 2010.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '01      29.70%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -25.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal Capital Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Principal Capital Appreciation Fund - Class R-1 Shares	Class R-1 Return Before Taxes	14.29%	3.13%	4.99%
Principal Capital Appreciation Fund - Class R-2 Shares	Class R-2 Return Before Taxes	14.43%	3.26%	5.12%
Principal Capital Appreciation Fund - Class R-3 Shares	Class R-3 Return Before Taxes	14.66%	3.45%	5.31%
Principal Capital Appreciation Fund - Class R-4 Shares	Class R-4 Return Before Taxes	14.82%	3.62%	5.48%
Principal Capital Appreciation Fund - Class R-5 Shares	Class R-5 Return Before Taxes	14.95%	3.70%	5.52%
After Taxes on Distributions Principal Capital Appreciation Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distributions	13.61%	2.49%	4.51%
After Taxes on Distributions and Sales Principal Capital Appreciation Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	10.17%	2.64%	4.28%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An invest in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on November 24, 1986. The R-1, R-2, R-3,
R-4 and R-5 Class shares
were first sold on March 1, 2010.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '01      29.70%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -25.20%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Principal Capital Appreciation Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund OperatingExpenses	rr_ExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.99%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-1 Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-1 Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.28%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund OperatingExpenses	rr_ExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2001	rr_AnnualReturn2001	6.00%
Annual Return 2002	rr_AnnualReturn2002	(22.70%)
Annual Return 2003	rr_AnnualReturn2003	40.95%
Annual Return 2004	rr_AnnualReturn2004	12.86%
Annual Return 2005	rr_AnnualReturn2005	7.70%
Annual Return 2006	rr_AnnualReturn2006	11.33%
Annual Return 2007	rr_AnnualReturn2007	7.93%
Annual Return 2008	rr_AnnualReturn2008	(33.82%)
Annual Return 2009	rr_AnnualReturn2009	29.04%
Annual Return 2010	rr_AnnualReturn2010	14.43%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund OperatingExpenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.31%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund OperatingExpenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund OperatingExpenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.52%

MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
MIDCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Blend Fund	MidCap Blend Fund - R-1	MidCap Blend Fund - R-2	MidCap Blend Fund - R-3	MidCap Blend Fund - R-4	MidCap Blend Fund - R-5
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.52%	1.39%	1.21%	1.02%	0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example MidCap Blend Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Blend Fund - R-1	155	480	829	1,813
MidCap Blend Fund - R-2	142	440	761	1,669
MidCap Blend Fund - R-3	123	384	665	1,466
MidCap Blend Fund - R-4	104	325	563	1,248
MidCap Blend Fund - R-5	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

During 2004, The R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       17.51%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -23.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Blend Fund - R-1	Class R-1 Return Before Taxes	22.72%	5.43%	6.50%
MidCap Blend Fund - R-2	Class R-2 Return Before Taxes	22.77%	5.59%	6.64%
MidCap Blend Fund - R-3	Class R-3 Return Before Taxes	23.05%	5.80%	6.85%
MidCap Blend Fund - R-4	Class R-4 Return Before Taxes	23.25%	5.96%	7.13%	[1]
MidCap Blend Fund - R-5	Class R-5 Return Before Taxes	23.45%	6.11%	7.16%
After Taxes on Distributions MidCap Blend Fund - R-1	Class R-1 Return After Taxes on Distributions	21.92%	4.44%	5.78%
After Taxes on Distributions and Sales MidCap Blend Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	15.81%	4.52%	5.57%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%
[1]	During 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

During 2004, The R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       17.51%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -23.94%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
MidCap Blend Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
MidCap Blend Fund | MidCap Blend Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.50%
MidCap Blend Fund | MidCap Blend Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
MidCap Blend Fund | MidCap Blend Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
MidCap Blend Fund | MidCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(3.93%)
Annual Return 2002	rr_AnnualReturn2002	(9.07%)
Annual Return 2003	rr_AnnualReturn2003	31.03%
Annual Return 2004	rr_AnnualReturn2004	16.79%
Annual Return 2005	rr_AnnualReturn2005	8.46%
Annual Return 2006	rr_AnnualReturn2006	13.30%
Annual Return 2007	rr_AnnualReturn2007	8.61%
Annual Return 2008	rr_AnnualReturn2008	(34.31%)
Annual Return 2009	rr_AnnualReturn2009	32.24%
Annual Return 2010	rr_AnnualReturn2010	22.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%
MidCap Blend Fund | MidCap Blend Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.85%
MidCap Blend Fund | MidCap Blend Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.13%	[1]
MidCap Blend Fund | MidCap Blend Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%

[1]	During 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Growth Fund	MidCap Growth Fund - R-1	MidCap Growth Fund - R-2	MidCap Growth Fund - R-3	MidCap Growth Fund - R-4	MidCap Growth Fund - R-5
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.56%	1.43%	1.25%	1.06%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example MidCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Growth Fund - R-1	159	493	850	1,856
MidCap Growth Fund - R-2	146	452	782	1,713
MidCap Growth Fund - R-3	127	397	686	1,511
MidCap Growth Fund - R-4	108	337	585	1,294
MidCap Growth Fund - R-5	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 214.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective and invest its assets in
securities of foreign issuers, including those in emerging market countries.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      35.32%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -36.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Growth Fund - R-1	Class R-1 Return Before Taxes	28.52%	4.05%	(1.38%)
MidCap Growth Fund - R-2	Class R-2 Return Before Taxes	28.71%	4.20%	(1.25%)
MidCap Growth Fund - R-3	Class R-3 Return Before Taxes	28.80%	4.42%	(1.06%)
MidCap Growth Fund - R-4	Class R-4 Return Before Taxes	29.19%	4.56%	(0.91%)
MidCap Growth Fund - R-5	Class R-5 Return Before Taxes	29.29%	4.71%	(0.78%)
After Taxes on Distributions MidCap Growth Fund - R-1	Class R-1 Return After Taxes on Distributions	28.52%	3.82%	(1.49%)
After Taxes on Distributions and Sales MidCap Growth Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	18.54%	3.47%	(1.17%)
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 214.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective and invest its assets in
securities of foreign issuers, including those in emerging market countries.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      35.32%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -36.54%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.54%)
MidCap Growth Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
MidCap Growth Fund | MidCap Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.38%)
MidCap Growth Fund | MidCap Growth Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.49%)
MidCap Growth Fund | MidCap Growth Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.17%)
MidCap Growth Fund | MidCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Annual Return 2001	rr_AnnualReturn2001	(25.40%)
Annual Return 2002	rr_AnnualReturn2002	(40.85%)
Annual Return 2003	rr_AnnualReturn2003	31.65%
Annual Return 2004	rr_AnnualReturn2004	9.65%
Annual Return 2005	rr_AnnualReturn2005	12.62%
Annual Return 2006	rr_AnnualReturn2006	1.33%
Annual Return 2007	rr_AnnualReturn2007	28.86%
Annual Return 2008	rr_AnnualReturn2008	(41.86%)
Annual Return 2009	rr_AnnualReturn2009	25.73%
Annual Return 2010	rr_AnnualReturn2010	28.71%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.25%)
MidCap Growth Fund | MidCap Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.06%)
MidCap Growth Fund | MidCap Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.91%)
MidCap Growth Fund | MidCap Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.78%)

MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Growth Fund III	MidCap Growth Fund III - R-1	MidCap Growth Fund III - R-2	MidCap Growth Fund III - R-3	MidCap Growth Fund III - R-4	MidCap Growth Fund III - R-5
Management Fees	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.86%	1.73%	1.55%	1.36%	1.24%
Expense Reimbursement	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.84%	1.71%	1.53%	1.34%	1.22%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example MidCap Growth Fund III (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Growth Fund III - R-1	187	582	1,004	2,178
MidCap Growth Fund III - R-2	174	543	936	2,039
MidCap Growth Fund III - R-3	156	487	842	1,843
MidCap Growth Fund III - R-4	136	428	742	1,633
MidCap Growth Fund III - R-5	124	391	679	1,498

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 98.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q4 '01       24.92%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q3 '01       -31.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Growth Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Growth Fund III - R-1	Class R-1 Return Before Taxes	26.26%	3.89%	0.82%
MidCap Growth Fund III - R-2	Class R-2 Return Before Taxes	26.52%	4.02%	0.80%
MidCap Growth Fund III - R-3	Class R-3 Return Before Taxes	26.74%	4.19%	1.12%
MidCap Growth Fund III - R-4	Class R-4 Return Before Taxes	27.03%	4.38%	1.17%
MidCap Growth Fund III - R-5	Class R-5 Return Before Taxes	27.09%	4.49%	1.32%
After Taxes on Distributions MidCap Growth Fund III - R-1	Class R-1 Return After Taxes on Distributions	26.26%	3.60%	0.66%
After Taxes on Distributions and Sales MidCap Growth Fund III - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	17.07%	3.35%	0.70%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP GROWTH FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 98.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.10%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q4 '01       24.92%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q3 '01       -31.51%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.51%)
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Growth Fund III | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
MidCap Growth Fund III | MidCap Growth Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,178
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.82%
MidCap Growth Fund III | MidCap Growth Fund III - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.66%
MidCap Growth Fund III | MidCap Growth Fund III - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.70%
MidCap Growth Fund III | MidCap Growth Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,039
Annual Return 2001	rr_AnnualReturn2001	(28.04%)
Annual Return 2002	rr_AnnualReturn2002	(32.58%)
Annual Return 2003	rr_AnnualReturn2003	47.93%
Annual Return 2004	rr_AnnualReturn2004	11.33%
Annual Return 2005	rr_AnnualReturn2005	11.33%
Annual Return 2006	rr_AnnualReturn2006	5.58%
Annual Return 2007	rr_AnnualReturn2007	23.59%
Annual Return 2008	rr_AnnualReturn2008	(48.81%)
Annual Return 2009	rr_AnnualReturn2009	44.11%
Annual Return 2010	rr_AnnualReturn2010	26.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.80%
MidCap Growth Fund III | MidCap Growth Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	842
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,843
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.12%
MidCap Growth Fund III | MidCap Growth Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,633
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.17%
MidCap Growth Fund III | MidCap Growth Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.97%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,498
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.32%

MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap S&P 400 Index Fund	MidCap S&P 400 Index Fund - R-1	MidCap S&P 400 Index Fund - R-2	MidCap S&P 400 Index Fund - R-3	MidCap S&P 400 Index Fund - R-4	MidCap S&P 400 Index Fund - R-5
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.07%	0.94%	0.76%	0.57%	0.45%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example MidCap S&P 400 Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap S&P 400 Index Fund - R-1	109	340	590	1,306
MidCap S&P 400 Index Fund - R-2	96	300	520	1,155
MidCap S&P 400 Index Fund - R-3	78	243	422	942
MidCap S&P 400 Index Fund - R-4	58	183	318	714
MidCap S&P 400 Index Fund - R-5	46	144	252	567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 17.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase.
The Index is designed to
represent U.S equities with risk/return characteristics of the mid cap universe.
As of the most recent calendar year
end, the market capitalization range of the Index was between approximately  $0.2 billion and  $9.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
McGraw-Hill Companies,
       Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by
     Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in
     the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       19.74%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -25.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns MidCap S&P 400 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap S&P 400 Index Fund - R-1	Class R-1 Return Before Taxes	25.22%	4.62%	5.93%
MidCap S&P 400 Index Fund - R-2	Class R-2 Return Before Taxes	25.47%	4.77%	6.07%
MidCap S&P 400 Index Fund - R-3	Class R-3 Return Before Taxes	25.62%	4.95%	6.26%
MidCap S&P 400 Index Fund - R-4	Class R-4 Return Before Taxes	25.93%	5.16%	6.45%
MidCap S&P 400 Index Fund - R-5	Class R-5 Return Before Taxes	26.02%	5.29%	6.59%
After Taxes on Distributions MidCap S&P 400 Index Fund - R-1	Class R-1 Return After Taxes on Distributions	25.00%	3.97%	5.39%
After Taxes on Distributions and Sales MidCap S&P 400 Index Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	16.68%	3.82%	5.04%
S&P 400 MidCap Stock Index	S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)	26.64%	5.74%	7.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP S&P 400 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 17.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase.
The Index is designed to
represent U.S equities with risk/return characteristics of the mid cap universe.
As of the most recent calendar year
end, the market capitalization range of the Index was between approximately  $0.2 billion and  $9.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
McGraw-Hill Companies,
       Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by
     Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in
     the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       19.74%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -25.83%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.83%)
MidCap S&P 400 Index Fund | S&P 400 MidCap Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.93%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.39%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.04%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2001	rr_AnnualReturn2001	(1.53%)
Annual Return 2002	rr_AnnualReturn2002	(15.84%)
Annual Return 2003	rr_AnnualReturn2003	34.19%
Annual Return 2004	rr_AnnualReturn2004	15.32%
Annual Return 2005	rr_AnnualReturn2005	11.37%
Annual Return 2006	rr_AnnualReturn2006	9.36%
Annual Return 2007	rr_AnnualReturn2007	7.16%
Annual Return 2008	rr_AnnualReturn2008	(36.85%)
Annual Return 2009	rr_AnnualReturn2009	35.97%
Annual Return 2010	rr_AnnualReturn2010	25.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.07%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.26%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	714
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.45%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	567
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.59%

MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I
MIDCAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Value Fund I	MidCap Value Fund I - R-1	MidCap Value Fund I - R-2	MidCap Value Fund I - R-3	MidCap Value Fund I - R-4	MidCap Value Fund I - R-5
Management Fees	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.87%	1.74%	1.56%	1.37%	1.25%
Expense Reimbursement	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	1.72%	1.54%	1.35%	1.23%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example MidCap Value Fund I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Value Fund I - R-1	188	586	1,009	2,188
MidCap Value Fund I - R-2	175	546	942	2,050
MidCap Value Fund I - R-3	157	490	848	1,864
MidCap Value Fund I - R-4	137	432	748	1,644
MidCap Value Fund I - R-5	125	394	684	1,509

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 83.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity
securities of companies with a medium market capitalization (those with market capitalizations similar to companies
in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $17.2 billion)) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in
real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term
fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which these classes began operations, their returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result
in performance (for the periods prior to the date these classes began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       22.07%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -23.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Value Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MidCap Value Fund I - R-1	Class R-1 Return Before Taxes	23.16%	3.98%	7.75%	Jun 1, 2004
MidCap Value Fund I - R-2	Class R-2 Return Before Taxes	23.30%	4.09%	7.88%	Jun 1, 2004
MidCap Value Fund I - R-3	Class R-3 Return Before Taxes	23.57%	4.29%	8.07%	Jun 1, 2004
MidCap Value Fund I - R-4	Class R-4 Return Before Taxes	23.87%	4.48%	8.27%	Jun 1, 2004
MidCap Value Fund I - R-5	Class R-5 Return Before Taxes	23.97%	4.60%	8.41%	Jun 1, 2004
After Taxes on Distributions MidCap Value Fund I - R-1	Class R-1 Return After Taxes on Distributions	23.08%	3.33%	6.93%	Jun 1, 2004
After Taxes on Distributions and Sales MidCap Value Fund I - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	15.15%	3.28%	6.52%	Jun 1, 2004
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	7.90%	Jun 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP VALUE FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 83.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity
securities of companies with a medium market capitalization (those with market capitalizations similar to companies
in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $17.2 billion)) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in
real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term
fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which these classes began operations, their returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result
in performance (for the periods prior to the date these classes began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       22.07%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -23.84%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund I | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
MidCap Value Fund I | MidCap Value Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	586
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,009
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,188
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
MidCap Value Fund I | MidCap Value Fund I - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
MidCap Value Fund I | MidCap Value Fund I - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
MidCap Value Fund I | MidCap Value Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,050
Annual Return 2004	rr_AnnualReturn2004	24.82%
Annual Return 2005	rr_AnnualReturn2005	11.69%
Annual Return 2006	rr_AnnualReturn2006	14.98%
Annual Return 2007	rr_AnnualReturn2007	1.69%
Annual Return 2008	rr_AnnualReturn2008	(36.24%)
Annual Return 2009	rr_AnnualReturn2009	32.93%
Annual Return 2010	rr_AnnualReturn2010	23.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
MidCap Value Fund I | MidCap Value Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	848
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,864
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
MidCap Value Fund I | MidCap Value Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,644
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
MidCap Value Fund I | MidCap Value Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Value Fund III	MidCap Value Fund III - R-1	MidCap Value Fund III - R-2	MidCap Value Fund III - R-3	MidCap Value Fund III - R-4	MidCap Value Fund III - R-5
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.56%	1.43%	1.25%	1.06%	0.94%
Expense Reimbursement	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.55%	1.42%	1.24%	1.05%	0.93%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example MidCap Value Fund III (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Value Fund III - R-1	158	491	849	1,855
MidCap Value Fund III - R-2	145	451	781	1,712
MidCap Value Fund III - R-3	126	395	685	1,510
MidCap Value Fund III - R-4	107	336	584	1,293
MidCap Value Fund III - R-5	95	298	519	1,154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 92.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $17.2 billion))
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                  Q3 '09       18.92%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q4 '08       -22.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Value Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Value Fund III - R-1	Class R-1 Return Before Taxes	19.54%	2.12%	5.50%
MidCap Value Fund III - R-2	Class R-2 Return Before Taxes	19.68%	2.25%	5.69%
MidCap Value Fund III - R-3	Class R-3 Return Before Taxes	19.83%	2.43%	5.83%
MidCap Value Fund III - R-4	Class R-4 Return Before Taxes	20.12%	2.62%	5.93%
MidCap Value Fund III - R-5	Class R-5 Return Before Taxes	20.22%	2.74%	6.10%
After Taxes on Distributions MidCap Value Fund III - R-1	Class R-1 Return After Taxes on Distributions	19.41%	1.53%	4.50%
After Taxes on Distributions and Sales MidCap Value Fund III - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	12.88%	1.76%	4.42%
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	8.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP VALUE FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 92.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.40%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $17.2 billion))
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                  Q3 '09       18.92%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q4 '08       -22.57%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Value Fund III | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
MidCap Value Fund III | MidCap Value Fund III - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,855
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.50%
MidCap Value Fund III | MidCap Value Fund III - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.50%
MidCap Value Fund III | MidCap Value Fund III - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
MidCap Value Fund III | MidCap Value Fund III - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	781
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,712
Annual Return 2001	rr_AnnualReturn2001	2.72%
Annual Return 2002	rr_AnnualReturn2002	(8.28%)
Annual Return 2003	rr_AnnualReturn2003	27.20%
Annual Return 2004	rr_AnnualReturn2004	15.80%
Annual Return 2005	rr_AnnualReturn2005	12.15%
Annual Return 2006	rr_AnnualReturn2006	15.26%
Annual Return 2007	rr_AnnualReturn2007	(0.95%)
Annual Return 2008	rr_AnnualReturn2008	(36.68%)
Annual Return 2009	rr_AnnualReturn2009	29.16%
Annual Return 2010	rr_AnnualReturn2010	19.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.69%
MidCap Value Fund III | MidCap Value Fund III - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	685
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,510
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%
MidCap Value Fund III | MidCap Value Fund III - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,293
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.93%
MidCap Value Fund III | MidCap Value Fund III - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,154
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.10%

SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
SMALLCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Blend Fund	SmallCap Blend Fund - R-1	SmallCap Blend Fund - R-2	SmallCap Blend Fund - R-3	SmallCap Blend Fund - R-4	SmallCap Blend Fund - R-5
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.70%	1.57%	1.39%	1.20%	1.08%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example SmallCap Blend Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Blend Fund - R-1	173	536	923	2,009
SmallCap Blend Fund - R-2	160	496	855	1,867
SmallCap Blend Fund - R-3	142	440	761	1,669
SmallCap Blend Fund - R-4	122	381	660	1,455
SmallCap Blend Fund - R-5	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      19.73%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -26.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Blend Fund - R-1	Class R-1 Return Before Taxes	23.03%	1.36%	5.25%
SmallCap Blend Fund - R-2	Class R-2 Return Before Taxes	23.12%	1.49%	5.39%
SmallCap Blend Fund - R-3	Class R-3 Return Before Taxes	23.45%	1.69%	5.57%
SmallCap Blend Fund - R-4	Class R-4 Return Before Taxes	23.66%	1.97%	5.79%
SmallCap Blend Fund - R-5	Class R-5 Return Before Taxes	23.78%	1.99%	5.91%
After Taxes on Distributions SmallCap Blend Fund - R-1	Class R-1 Return After Taxes on Distributions	23.03%	0.79%	4.76%
After Taxes on Distributions and Sales SmallCap Blend Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	14.97%	1.12%	4.54%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investmen in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      19.73%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -26.35%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.35%)
SmallCap Blend Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
SmallCap Blend Fund | SmallCap Blend Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.25%
SmallCap Blend Fund | SmallCap Blend Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
SmallCap Blend Fund | SmallCap Blend Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%
SmallCap Blend Fund | SmallCap Blend Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Annual Return 2001	rr_AnnualReturn2001	6.66%
Annual Return 2002	rr_AnnualReturn2002	(17.51%)
Annual Return 2003	rr_AnnualReturn2003	41.74%
Annual Return 2004	rr_AnnualReturn2004	15.59%
Annual Return 2005	rr_AnnualReturn2005	8.97%
Annual Return 2006	rr_AnnualReturn2006	13.37%
Annual Return 2007	rr_AnnualReturn2007	1.19%
Annual Return 2008	rr_AnnualReturn2008	(37.12%)
Annual Return 2009	rr_AnnualReturn2009	21.23%
Annual Return 2010	rr_AnnualReturn2010	23.12%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.39%
SmallCap Blend Fund | SmallCap Blend Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
SmallCap Blend Fund | SmallCap Blend Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.79%
SmallCap Blend Fund | SmallCap Blend Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%

SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
SMALLCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Growth Fund	SmallCap Growth Fund - R-1	SmallCap Growth Fund - R-2	SmallCap Growth Fund - R-3	SmallCap Growth Fund - R-4	SmallCap Growth Fund - R-5
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.64%	1.51%	1.33%	1.14%	1.02%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example SmallCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund - R-1	167	517	892	1,944
SmallCap Growth Fund - R-2	154	477	824	1,802
SmallCap Growth Fund - R-3	135	421	729	1,601
SmallCap Growth Fund - R-4	116	362	628	1,386
SmallCap Growth Fund - R-5	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      33.46%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -33.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund - R-1	Class R-1 Return Before Taxes	22.38%	1.13%	1.05%
SmallCap Growth Fund - R-2	Class R-2 Return Before Taxes	22.62%	1.26%	1.20%
SmallCap Growth Fund - R-3	Class R-3 Return Before Taxes	22.89%	1.45%	1.37%
SmallCap Growth Fund - R-4	Class R-4 Return Before Taxes	23.09%	1.62%	1.59%
SmallCap Growth Fund - R-5	Class R-5 Return Before Taxes	23.15%	1.78%	1.69%
After Taxes on Distributions SmallCap Growth Fund - R-1	Class R-1 Return After Taxes on Distributions	22.38%	0.82%	0.56%
After Taxes on Distributions and Sales SmallCap Growth Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	14.55%	0.99%	0.78%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q4 '01      33.46%
Lowest return for a quarter during the period of the
bar chart above:                                          Q3 '01      -33.27%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.27%)
SmallCap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund | SmallCap Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.05%
SmallCap Growth Fund | SmallCap Growth Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.56%
SmallCap Growth Fund | SmallCap Growth Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.78%
SmallCap Growth Fund | SmallCap Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Annual Return 2001	rr_AnnualReturn2001	0.69%
Annual Return 2002	rr_AnnualReturn2002	(39.61%)
Annual Return 2003	rr_AnnualReturn2003	47.61%
Annual Return 2004	rr_AnnualReturn2004	13.70%
Annual Return 2005	rr_AnnualReturn2005	3.69%
Annual Return 2006	rr_AnnualReturn2006	10.85%
Annual Return 2007	rr_AnnualReturn2007	9.14%
Annual Return 2008	rr_AnnualReturn2008	(44.34%)
Annual Return 2009	rr_AnnualReturn2009	28.97%
Annual Return 2010	rr_AnnualReturn2010	22.62%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.20%
SmallCap Growth Fund | SmallCap Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.37%
SmallCap Growth Fund | SmallCap Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.59%
SmallCap Growth Fund | SmallCap Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%

SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I
SMALLCAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Growth Fund I	SmallCap Growth Fund I - R-1	SmallCap Growth Fund I - R-2	SmallCap Growth Fund I - R-3	SmallCap Growth Fund I - R-4	SmallCap Growth Fund I - R-5
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.99%	1.86%	1.68%	1.49%	1.37%
Expense Reimbursement	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.97%	1.84%	1.66%	1.47%	1.35%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example SmallCap Growth Fund I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund I - R-1	200	622	1,070	2,315
SmallCap Growth Fund I - R-2	187	582	1,004	2,178
SmallCap Growth Fund I - R-3	169	527	910	1,985
SmallCap Growth Fund I - R-4	150	469	811	1,777
SmallCap Growth Fund I - R-5	137	432	748	1,644

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 125.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1)  $3.0 billion
or 2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, the range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio
securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q4 '01       26.89%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -29.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund I - R-1	Class R-1 Return Before Taxes	34.52%	5.09%	1.14%
SmallCap Growth Fund I - R-2	Class R-2 Return Before Taxes	34.77%	5.26%	1.30%
SmallCap Growth Fund I - R-3	Class R-3 Return Before Taxes	34.92%	5.45%	1.48%
SmallCap Growth Fund I - R-4	Class R-4 Return Before Taxes	35.19%	5.65%	1.67%
SmallCap Growth Fund I - R-5	Class R-5 Return Before Taxes	35.42%	5.75%	1.83%
After Taxes on Distributions SmallCap Growth Fund I - R-1	Class R-1 Return After Taxes on Distributions	34.52%	4.61%	0.91%
After Taxes on Distributions and Sales SmallCap Growth Fund I - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	22.44%	4.27%	0.92%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 125.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1)  $3.0 billion
or 2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, the range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio
securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q4 '01       26.89%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -29.36%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the ba chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.36%)
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund I | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund I | SmallCap Growth Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,070
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,315
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.14%
SmallCap Growth Fund I | SmallCap Growth Fund I - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.91%
SmallCap Growth Fund I | SmallCap Growth Fund I - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.92%
SmallCap Growth Fund I | SmallCap Growth Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,178
Annual Return 2001	rr_AnnualReturn2001	(14.43%)
Annual Return 2002	rr_AnnualReturn2002	(40.98%)
Annual Return 2003	rr_AnnualReturn2003	46.43%
Annual Return 2004	rr_AnnualReturn2004	13.69%
Annual Return 2005	rr_AnnualReturn2005	4.77%
Annual Return 2006	rr_AnnualReturn2006	9.56%
Annual Return 2007	rr_AnnualReturn2007	13.09%
Annual Return 2008	rr_AnnualReturn2008	(45.57%)
Annual Return 2009	rr_AnnualReturn2009	42.15%
Annual Return 2010	rr_AnnualReturn2010	34.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.30%
SmallCap Growth Fund I | SmallCap Growth Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	527
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	910
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,985
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.48%
SmallCap Growth Fund I | SmallCap Growth Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,777
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%
SmallCap Growth Fund I | SmallCap Growth Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,644
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%

SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II
SMALLCAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Growth Fund II	SmallCap Growth Fund II - R-1	SmallCap Growth Fund II - R-2	SmallCap Growth Fund II - R-3	SmallCap Growth Fund II - R-4	SmallCap Growth Fund II - R-5
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.91%	1.78%	1.60%	1.41%	1.29%
Expense Reimbursement	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.89%	1.76%	1.58%	1.39%	1.27%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example SmallCap Growth Fund II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund II - R-1	192	598	1,029	2,231
SmallCap Growth Fund II - R-2	179	558	962	2,093
SmallCap Growth Fund II - R-3	161	503	869	1,898
SmallCap Growth Fund II - R-4	142	444	769	1,689
SmallCap Growth Fund II - R-5	129	407	705	1,554

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 81.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth
Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                  Q4 '01       29.65%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q3 '01       -31.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund II - R-1	Class R-1 Return Before Taxes	26.88%	1.41%	0.61%
SmallCap Growth Fund II - R-2	Class R-2 Return Before Taxes	27.07%	1.53%	0.68%
SmallCap Growth Fund II - R-3	Class R-3 Return Before Taxes	27.20%	1.72%	0.95%
SmallCap Growth Fund II - R-4	Class R-4 Return Before Taxes	27.59%	1.90%	1.10%
SmallCap Growth Fund II - R-5	Class R-5 Return Before Taxes	27.59%	2.04%	1.25%
After Taxes on Distributions SmallCap Growth Fund II - R-1	Class R-1 Return After Taxes on Distributions	26.88%	0.97%	0.26%
After Taxes on Distributions and Sales SmallCap Growth Fund II - R-1	Class R-1 Return After Taxes on Distribution and Sale o Fund Shares	17.47%	1.18%	0.49%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 81.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth
Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporati or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                  Q4 '01       29.65%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q3 '01       -31.33%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.33%)
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund II | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund II | SmallCap Growth Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	598
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.61%
SmallCap Growth Fund II | SmallCap Growth Fund II - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.26%
SmallCap Growth Fund II | SmallCap Growth Fund II - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale o Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.49%
SmallCap Growth Fund II | SmallCap Growth Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,093
Annual Return 2001	rr_AnnualReturn2001	(20.88%)
Annual Return 2002	rr_AnnualReturn2002	(25.71%)
Annual Return 2003	rr_AnnualReturn2003	43.80%
Annual Return 2004	rr_AnnualReturn2004	10.39%
Annual Return 2005	rr_AnnualReturn2005	6.30%
Annual Return 2006	rr_AnnualReturn2006	8.21%
Annual Return 2007	rr_AnnualReturn2007	4.98%
Annual Return 2008	rr_AnnualReturn2008	(42.62%)
Annual Return 2009	rr_AnnualReturn2009	30.29%
Annual Return 2010	rr_AnnualReturn2010	27.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.68%
SmallCap Growth Fund II | SmallCap Growth Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,898
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.95%
SmallCap Growth Fund II | SmallCap Growth Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,689
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.10%
SmallCap Growth Fund II | SmallCap Growth Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	705
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,554
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.25%

SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap S&P 600 Index Fund	SmallCap S&P 600 Index Fund - R-1	SmallCap S&P 600 Index Fund - R-2	SmallCap S&P 600 Index Fund - R-3	SmallCap S&P 600 Index Fund - R-4	SmallCap S&P 600 Index Fund - R-5
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.05%	0.92%	0.74%	0.55%	0.43%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example SmallCap S&P 600 Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap S&P 600 Index Fund - R-1	107	334	579	1,283
SmallCap S&P 600 Index Fund - R-2	94	293	509	1,131
SmallCap S&P 600 Index Fund - R-3	76	237	411	918
SmallCap S&P 600 Index Fund - R-4	56	176	307	689
SmallCap S&P 600 Index Fund - R-5	44	138	241	542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 30.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to
represent U.S equities with risk/return characteristics of the small cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately  $0.1 billion and  $3.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
The McGraw-Hill
       Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or
      promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of
      investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                  Q2 '09       20.77%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q4 '08       -25.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap S&P 600 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap S&P 600 Index Fund - R-1	Class R-1 Return Before Taxes	24.81%	3.61%	6.53%
SmallCap S&P 600 Index Fund - R-2	Class R-2 Return Before Taxes	24.90%	3.73%	6.67%
SmallCap S&P 600 Index Fund - R-3	Class R-3 Return Before Taxes	25.20%	3.92%	6.85%
SmallCap S&P 600 Index Fund - R-4	Class R-4 Return Before Taxes	25.46%	4.12%	7.05%
SmallCap S&P 600 Index Fund - R-5	Class R-5 Return Before Taxes	25.53%	4.23%	7.17%
After Taxes on Distributions SmallCap S&P 600 Index Fund - R-1	Class R-1 Return After Taxes on Distributions	24.78%	2.81%	5.97%
After Taxes on Distributions and Sales SmallCap S&P 600 Index Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	16.18%	2.90%	5.58%
S&P SmallCap 600 Stock Index	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	26.31%	4.64%	7.66%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP S&P 600 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 30.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to
represent U.S equities with risk/return characteristics of the small cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately  $0.1 billion and  $3.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
The McGraw-Hill
       Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or
      promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of
      investing in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                  Q2 '09       20.77%
Lowest return for a quarter during the period of the bar
chart above:                                                  Q4 '08       -25.38%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R- shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.38%)
SmallCap S&P 600 Index Fund | S&P SmallCap 600 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.53%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.58%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2001	rr_AnnualReturn2001	5.64%
Annual Return 2002	rr_AnnualReturn2002	(15.60%)
Annual Return 2003	rr_AnnualReturn2003	37.69%
Annual Return 2004	rr_AnnualReturn2004	21.34%
Annual Return 2005	rr_AnnualReturn2005	6.66%
Annual Return 2006	rr_AnnualReturn2006	14.10%
Annual Return 2007	rr_AnnualReturn2007	(1.09%)
Annual Return 2008	rr_AnnualReturn2008	(31.64%)
Annual Return 2009	rr_AnnualReturn2009	24.62%
Annual Return 2010	rr_AnnualReturn2010	24.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.67%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	918
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.85%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	542
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.17%

SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
SMALLCAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Value Fund	SmallCap Value Fund - R-1	SmallCap Value Fund - R-2	SmallCap Value Fund - R-3	SmallCap Value Fund - R-4	SmallCap Value Fund - R-5
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.74%	1.61%	1.43%	1.24%	1.12%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example SmallCap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund - R-1	177	548	944	2,052
SmallCap Value Fund - R-2	164	508	876	1,911
SmallCap Value Fund - R-3	146	452	782	1,713
SmallCap Value Fund - R-4	126	393	681	1,500
SmallCap Value Fund - R-5	114	356	617	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      23.04%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Value Fund - R-1	Class R-1 Return Before Taxes	20.49%	0.58%	7.11%
SmallCap Value Fund - R-2	Class R-2 Return Before Taxes	20.63%	0.70%	7.25%
SmallCap Value Fund - R-3	Class R-3 Return Before Taxes	20.79%	0.87%	7.44%
SmallCap Value Fund - R-4	Class R-4 Return Before Taxes	21.05%	1.07%	7.63%
SmallCap Value Fund - R-5	Class R-5 Return Before Taxes	21.16%	1.19%	7.76%
After Taxes on Distributions SmallCap Value Fund - R-1	Class R-1 Return After Taxes on Distributions	20.46%	0.01%	6.11%
After Taxes on Distributions and Sales SmallCap Value Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	13.35%	0.33%	5.79%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '03      23.04%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -22.20%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.20%)
SmallCap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
SmallCap Value Fund | SmallCap Value Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.11%
SmallCap Value Fund | SmallCap Value Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.11%
SmallCap Value Fund | SmallCap Value Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.79%
SmallCap Value Fund | SmallCap Value Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Annual Return 2001	rr_AnnualReturn2001	9.33%
Annual Return 2002	rr_AnnualReturn2002	(3.36%)
Annual Return 2003	rr_AnnualReturn2003	42.56%
Annual Return 2004	rr_AnnualReturn2004	19.10%
Annual Return 2005	rr_AnnualReturn2005	8.38%
Annual Return 2006	rr_AnnualReturn2006	17.90%
Annual Return 2007	rr_AnnualReturn2007	(8.11%)
Annual Return 2008	rr_AnnualReturn2008	(28.36%)
Annual Return 2009	rr_AnnualReturn2009	10.63%
Annual Return 2010	rr_AnnualReturn2010	20.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.25%
SmallCap Value Fund | SmallCap Value Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%
SmallCap Value Fund | SmallCap Value Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.63%
SmallCap Value Fund | SmallCap Value Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.76%

SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Value Fund II	SmallCap Value Fund II - R-1	SmallCap Value Fund II - R-2	SmallCap Value Fund II - R-3	SmallCap Value Fund II - R-4	SmallCap Value Fund II - R-5
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	2.07%	1.94%	1.76%	1.57%	1.45%
Expense Reimbursement	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	2.05%	1.92%	1.74%	1.55%	1.43%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.024% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example SmallCap Value Fund II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund II - R-1	208	646	1,111	2,398
SmallCap Value Fund II - R-2	195	607	1,045	2,262
SmallCap Value Fund II - R-3	177	552	952	2,071
SmallCap Value Fund II - R-4	158	493	853	1,865
SmallCap Value Fund II - R-5	146	456	790	1,733

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies
with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value
Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and  $4.1 billion))
or in securities with market capitalizations of  $3.5 billion or less at the time of purchase. The Fund invests in value
equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.
The Fund will also invest in real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations)
that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       23.53%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -27.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SmallCap Value Fund II - R-1	Class R-1 Return Before Taxes	26.35%	2.21%	5.15%	Jun 1, 2004
SmallCap Value Fund II - R-2	Class R-2 Return Before Taxes	26.50%	2.34%	5.27%	Jun 1, 2004
SmallCap Value Fund II - R-3	Class R-3 Return Before Taxes	26.66%	2.52%	5.47%	Jun 1, 2004
SmallCap Value Fund II - R-4	Class R-4 Return Before Taxes	26.98%	2.71%	5.66%	Jun 1, 2004
SmallCap Value Fund II - R-5	Class R-5 Return Before Taxes	27.11%	2.83%	5.80%	Jun 1, 2004
After Taxes on Distributions SmallCap Value Fund II - R-1	Class R-1 Return After Taxes on Distributions	26.33%	0.84%	3.85%	Jun 1, 2004
After Taxes on Distributions and Sales SmallCap Value Fund II - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	17.15%	1.47%	4.00%	Jun 1, 2004
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	6.06%	Jun 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.50%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.024% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies
with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value
Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and  $4.1 billion))
or in securities with market capitalizations of  $3.5 billion or less at the time of purchase. The Fund invests in value
equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.
The Fund will also invest in real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations)
that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       23.53%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -27.28%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.28%)
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Value Fund II | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	208
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,262
Annual Return 2005	rr_AnnualReturn2005	6.87%
Annual Return 2006	rr_AnnualReturn2006	19.74%
Annual Return 2007	rr_AnnualReturn2007	(9.66%)
Annual Return 2008	rr_AnnualReturn2008	(37.62%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	26.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,071
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	853
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,865
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,733
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

Diversified International Fund (Prospectus Summary) | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified International Fund	Diversified International Fund - R-1	Diversified International Fund - R-2	Diversified International Fund - R-3	Diversified International Fund - R-4	Diversified International Fund - R-5
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.79%	1.66%	1.48%	1.29%	1.17%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Diversified International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified International Fund - R-1	182	563	970	2,105
Diversified International Fund - R-2	169	523	902	1,965
Diversified International Fund - R-3	151	468	808	1,768
Diversified International Fund - R-4	131	409	708	1,556
Diversified International Fund - R-5	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:

     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and Australasia;
however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

During 2010, the R-5 Class experienced a significant one time gain approximately  $0.08/share as the result of a
settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts
expressed herein would have been lower.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar yea of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                     Q2 '09         21.07%
Lowest return for a quarter during the period of the bar
chart above:                                                     Q3 '08         -24.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010

Average Annual Total Returns Diversified International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Diversified International Fund - R-1	Class R-1 Return Before Taxes	12.32%		1.91%		2.89%
Diversified International Fund - R-2	Class R-2 Return Before Taxes	12.38%		2.04%		3.00%
Diversified International Fund - R-3	Class R-3 Return Before Taxes	12.69%		2.21%		3.20%
Diversified International Fund - R-4	Class R-4 Return Before Taxes	12.95%		2.41%		3.49%
Diversified International Fund - R-5	Class R-5 Return Before Taxes	14.03%	[1]	2.70%	[1]	3.62%	[1]
After Taxes on Distributions Diversified International Fund - R-1	Class R-1 Return After Taxes on Distributions	12.47%		1.14%		2.39%
After Taxes on Distributions and Sales Diversified International Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	8.37%		1.74%		2.53%
MSCI ACWI Ex- US Index	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%		4.82%		5.54%
[1]	During 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Diversified International Fund (Prospectus Summary) | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:

     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and Australasia;
however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

During 2010, the R-5 Class experienced a significant one time gain approximately  $0.08/share as the result of a
settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts
expressed herein would have been lower.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar yea of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                     Q2 '09         21.07%
Lowest return for a quarter during the period of the bar
chart above:                                                     Q3 '08         -24.22%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Column Name	rr_AverageAnnualReturnColumnName
Average Annual Total Returns For the periods ended December 31, 2010

Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.22%)
Diversified International Fund | MSCI ACWI Ex- US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Diversified International Fund | Diversified International Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.89%
Diversified International Fund | Diversified International Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.39%
Diversified International Fund | Diversified International Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Diversified International Fund | Diversified International Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Annual Return 2001	rr_AnnualReturn2001	(24.95%)
Annual Return 2002	rr_AnnualReturn2002	(17.13%)
Annual Return 2003	rr_AnnualReturn2003	33.09%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	23.02%
Annual Return 2006	rr_AnnualReturn2006	27.01%
Annual Return 2007	rr_AnnualReturn2007	14.73%
Annual Return 2008	rr_AnnualReturn2008	(46.67%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	12.38%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.00%
Diversified International Fund | Diversified International Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Diversified International Fund | Diversified International Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%
Diversified International Fund | Diversified International Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.03%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%	[1]

[1]	During 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Emerging Markets Fund	International Emerging Markets Fund - R-1	International Emerging Markets Fund - R-2	International Emerging Markets Fund - R-3	International Emerging Markets Fund - R-4	International Emerging Markets Fund - R-5
Management Fees	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.61%	0.53%	0.40%	0.36%	0.34%
Total Annual Fund Operating Expenses	2.14%	2.01%	1.83%	1.64%	1.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example International Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Emerging Markets Fund - R-1	217	660	1,149	2,472
International Emerging Markets Fund - R-2	204	630	1,083	2,338
International Emerging Markets Fund - R-3	186	576	990	2,148
International Emerging Markets Fund - R-4	167	517	892	1,944
International Emerging Markets Fund - R-5	155	480	829	1,813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, which are:

     companies with their principal place of business or principal office in
•    emerging market countries or
     companies for which their principal securities trading market is an emerging
•    market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, Australasia, and most nations located in
Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, i shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       28.81%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q3 '08       -29.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Emerging Markets Fund - R-1	Class R-1 Return Before Taxes	17.68%	11.18%	14.66%
International Emerging Markets Fund - R-2	Class R-2 Return Before Taxes	17.80%	11.32%	14.82%
International Emerging Markets Fund - R-3	Class R-3 Return Before Taxes	18.07%	11.52%	15.02%
International Emerging Markets Fund - R-4	Class R-4 Return Before Taxes	18.29%	11.74%	15.25%
International Emerging Markets Fund - R-5	Class R-5 Return Before Taxes	18.41%	11.87%	15.37%
After Taxes on Distributions International Emerging Markets Fund - R-1	Class R-1 Return After Taxes on Distributions	17.91%	9.90%	13.56%
After Taxes on Distributions and Sales International Emerging Markets Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	11.73%	9.25%	12.73%
MSCI - Emerging Markets NDTR D Index	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88%	12.78%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies, which are:

     companies with their principal place of business or principal office in
•    emerging market countries or
     companies for which their principal securities trading market is an emerging
•    market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, Australasia, and most nations located in
Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, i shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       28.81%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q3 '08       -29.20%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.20%)
International Emerging Markets Fund | MSCI - Emerging Markets NDTR D Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%
International Emerging Markets Fund | International Emerging Markets Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,472
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.66%
International Emerging Markets Fund | International Emerging Markets Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.56%
International Emerging Markets Fund | International Emerging Markets Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.73%
International Emerging Markets Fund | International Emerging Markets Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Annual Return 2001	rr_AnnualReturn2001	(4.06%)
Annual Return 2002	rr_AnnualReturn2002	(7.59%)
Annual Return 2003	rr_AnnualReturn2003	55.86%
Annual Return 2004	rr_AnnualReturn2004	24.93%
Annual Return 2005	rr_AnnualReturn2005	34.91%
Annual Return 2006	rr_AnnualReturn2006	36.29%
Annual Return 2007	rr_AnnualReturn2007	40.79%
Annual Return 2008	rr_AnnualReturn2008	(54.81%)
Annual Return 2009	rr_AnnualReturn2009	67.35%
Annual Return 2010	rr_AnnualReturn2010	17.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.82%
International Emerging Markets Fund | International Emerging Markets Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.02%
International Emerging Markets Fund | International Emerging Markets Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.25%
International Emerging Markets Fund | International Emerging Markets Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.18%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.37%

International Fund I (Prospectus Summary) | International Fund I
INTERNATIONAL FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Fund I	International Fund I - R-1	International Fund I - R-2	International Fund I - R-3	International Fund I - R-4	International Fund I - R-5
Management Fees	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.99%	1.86%	1.68%	1.49%	1.37%
Expense Reimbursement	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	1.96%	1.83%	1.65%	1.46%	1.34%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.026% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example International Fund I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Fund I - R-1	199	621	1,069	2,314
International Fund I - R-2	186	581	1,003	2,177
International Fund I - R-3	168	526	909	1,984
International Fund I - R-4	149	468	810	1,776
International Fund I - R-5	136	430	747	1,643

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 103.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies. Foreign companies are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund's investments will normally be diversified across many different countries and regions, including countries
with emerging markets. The Fund will invest in equity securities of small, medium, and large capitalization
companies.

The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that
appear to be undervalued. The Fund also invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which these classes began operations, their returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result
in performance (for the periods prior to the date these classes began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       22.28%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
International Fund I - R-1	Class R-1 Return Before Taxes	9.47%	1.45%	5.47%	Jun 1, 2004
International Fund I - R-2	Class R-2 Return Before Taxes	9.59%	1.56%	5.59%	Jun 1, 2004
International Fund I - R-3	Class R-3 Return Before Taxes	9.82%	1.75%	5.77%	Jun 1, 2004
International Fund I - R-4	Class R-4 Return Before Taxes	9.99%	1.94%	5.98%	Jun 1, 2004
International Fund I - R-5	Class R-5 Return Before Taxes	10.17%	2.07%	6.10%	Jun 1, 2004
After Taxes on Distributions International Fund I - R-1	Class R-1 Return After Taxes on Distributions	9.60%	0.85%	4.90%	Jun 1, 2004
After Taxes on Distributions and Sales International Fund I - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	6.52%	1.31%	4.76%	Jun 1, 2004
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.61%	Jun 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Fund I (Prospectus Summary) | International Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 103.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.40%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.026% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies. Foreign companies are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund's investments will normally be diversified across many different countries and regions, including countries
with emerging markets. The Fund will invest in equity securities of small, medium, and large capitalization
companies.

The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that
appear to be undervalued. The Fund also invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For
periods prior to the date on which these classes began operations, their returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result
in performance (for the periods prior to the date these classes began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '09       22.28%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.02%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	20212-02-29
International Fund I (Prospectus Summary) | International Fund I | International Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
International Fund I | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
International Fund I | International Fund I - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	199
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,314
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
International Fund I | International Fund I - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
International Fund I | International Fund I - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
International Fund I | International Fund I - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,003
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,177
Annual Return 2004	rr_AnnualReturn2004	19.64%
Annual Return 2005	rr_AnnualReturn2005	12.80%
Annual Return 2006	rr_AnnualReturn2006	25.58%
Annual Return 2007	rr_AnnualReturn2007	14.34%
Annual Return 2008	rr_AnnualReturn2008	(44.66%)
Annual Return 2009	rr_AnnualReturn2009	24.09%
Annual Return 2010	rr_AnnualReturn2010	9.59%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
International Fund I | International Fund I - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,984
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
International Fund I | International Fund I - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,776
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
International Fund I | International Fund I - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.08%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	747
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,643
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

International Growth Fund (Prospectus Summary) | International Growth Fund
INTERNATIONAL GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund	International Growth Fund - R-1	International Growth Fund - R-2	International Growth Fund - R-3	International Growth Fund - R-4	International Growth Fund - R-5
Management Fees	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.88%	1.75%	1.57%	1.38%	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example International Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Growth Fund - R-1	191	591	1,016	2,201
International Growth Fund - R-2	178	551	949	2,062
International Growth Fund - R-3	160	496	855	1,867
International Growth Fund - R-4	140	437	755	1,657
International Growth Fund - R-5	128	400	692	1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:

     companies with their principal place of business or principal offices outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03       18.14%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q3 '08       -25.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Growth Fund - R-1	Class R-1 Return Before Taxes	10.76%	(0.42%)	2.61%
International Growth Fund - R-2	Class R-2 Return Before Taxes	10.89%	(0.32%)	2.70%
International Growth Fund - R-3	Class R-3 Return Before Taxes	11.09%	(0.17%)	3.25%
International Growth Fund - R-4	Class R-4 Return Before Taxes	11.34%	0.04%	3.11%
International Growth Fund - R-5	Class R-5 Return Before Taxes	11.43%	0.15%	3.23%
After Taxes on Distributions International Growth Fund - R-1	Class R-1 Return After Taxes on Distributions	10.96%	(1.08%)	1.81%
After Taxes on Distributions and Sales International Growth Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	7.42%	(0.30%)	2.09%
MSCI World Ex-US Growth Index	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)	13.06%	3.99%	3.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Growth Fund (Prospectus Summary) | International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:

     companies with their principal place of business or principal offices outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments
result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03       18.14%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q3 '08       -25.92%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.92%)
International Growth Fund | MSCI World Ex-US Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.08%
International Growth Fund | International Growth Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.61%
International Growth Fund | International Growth Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.08%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.81%
International Growth Fund | International Growth Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%
International Growth Fund | International Growth Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Annual Return 2001	rr_AnnualReturn2001	(21.75%)
Annual Return 2002	rr_AnnualReturn2002	(16.84%)
Annual Return 2003	rr_AnnualReturn2003	37.85%
Annual Return 2004	rr_AnnualReturn2004	21.83%
Annual Return 2005	rr_AnnualReturn2005	21.41%
Annual Return 2006	rr_AnnualReturn2006	23.42%
Annual Return 2007	rr_AnnualReturn2007	11.63%
Annual Return 2008	rr_AnnualReturn2008	(47.38%)
Annual Return 2009	rr_AnnualReturn2009	22.41%
Annual Return 2010	rr_AnnualReturn2010	10.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.70%
International Growth Fund | International Growth Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%
International Growth Fund | International Growth Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
International Growth Fund | International Growth Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.23%

Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Securities Fund	Real Estate Securities Fund - R-1	Real Estate Securities Fund - R-2	Real Estate Securities Fund - R-3	Real Estate Securities Fund - R-4	Real Estate Securities Fund - R-5
Management Fees	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.71%	1.58%	1.40%	1.21%	1.09%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Real Estate Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Real Estate Securities Fund - R-1	174	539	928	2,019
Real Estate Securities Fund - R-2	161	499	860	1,878
Real Estate Securities Fund - R-3	143	443	766	1,680
Real Estate Securities Fund - R-4	123	384	665	1,466
Real Estate Securities Fund - R-5	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       32.96%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -33.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Real Estate Securities Fund - R-1	Class R-1 Return Before Taxes	24.37%	3.10%	10.89%
Real Estate Securities Fund - R-2	Class R-2 Return Before Taxes	24.58%	3.24%	10.97%
Real Estate Securities Fund - R-3	Class R-3 Return Before Taxes	24.79%	3.44%	11.24%
Real Estate Securities Fund - R-4	Class R-4 Return Before Taxes	24.99%	3.64%	11.38%
Real Estate Securities Fund - R-5	Class R-5 Return Before Taxes	25.17%	3.75%	11.50%
After Taxes on Distributions Real Estate Securities Fund - R-1	Class R-1 Return After Taxes on Distributions	23.76%	1.60%	9.46%
After Taxes on Distributions and Sales Real Estate Securities Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	15.81%	2.38%	9.19%
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09       32.96%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -33.90%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.90%)
Real Estate Securities Fund | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.57%
Real Estate Securities Fund | Real Estate Securities Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.89%
Real Estate Securities Fund | Real Estate Securities Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.46%
Real Estate Securities Fund | Real Estate Securities Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.19%
Real Estate Securities Fund | Real Estate Securities Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Annual Return 2001	rr_AnnualReturn2001	7.49%
Annual Return 2002	rr_AnnualReturn2002	7.05%
Annual Return 2003	rr_AnnualReturn2003	37.35%
Annual Return 2004	rr_AnnualReturn2004	33.08%
Annual Return 2005	rr_AnnualReturn2005	14.80%
Annual Return 2006	rr_AnnualReturn2006	35.46%
Annual Return 2007	rr_AnnualReturn2007	(18.16%)
Annual Return 2008	rr_AnnualReturn2008	33.05%
Annual Return 2009	rr_AnnualReturn2009	26.84%
Annual Return 2010	rr_AnnualReturn2010	24.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.97%
Real Estate Securities Fund | Real Estate Securities Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.24%
Real Estate Securities Fund | Real Estate Securities Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.38%
Real Estate Securities Fund | Real Estate Securities Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.50%

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income

as a secondary objective, capital
appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime Strategic Income Fund	Principal LifeTime Strategic Income Fund - R-1	Principal LifeTime Strategic Income Fund - R-2	Principal LifeTime Strategic Income Fund - R-3	Principal LifeTime Strategic Income Fund - R-4	Principal LifeTime Strategic Income Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.51%	1.38%	1.20%	1.01%	0.89%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime Strategic Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime Strategic Income Fund - R-1	154	477	824	1,802
Principal LifeTime Strategic Income Fund - R-2	140	437	755	1,657
Principal LifeTime Strategic Income Fund - R-3	122	381	660	1,455
Principal LifeTime Strategic Income Fund - R-4	103	322	558	1,236
Principal LifeTime Strategic Income Fund - R-5	91	284	493	1,096

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell
3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q3 '09    9.58%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08  -11.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime Strategic Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime Strategic Income Fund - R-1	Class R-1 Return Before Taxes	10.26%	1.70%	3.41%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	9.42%	0.51%	2.42%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	6.71%	0.81%	2.40%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - R-2	Class R-2 Return Before Taxes	10.39%	1.84%	3.57%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - R-3	Class R-3 Return Before Taxes	10.61%	2.03%	3.73%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - R-4	Class R-4 Return Before Taxes	10.73%	2.21%	3.93%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - R-5	Class R-5 Return Before Taxes	10.94%	2.36%	4.08%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
Principal LifeTime Strategic Income Blended Index	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	8.92%	5.32%	4.87%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
as a secondary objective, capital
appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

There is no guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell
3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0 Russell 3000 Index, 6.0% MSCI- EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell 3000 Index, 4.40% MSCI-EAFE Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q3 '09    9.58%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08  -11.43%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.43%)
Principal LifeTime Strategic Income Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2002	rr_AnnualReturn2002	(2.42%)
Annual Return 2003	rr_AnnualReturn2003	14.43%
Annual Return 2004	rr_AnnualReturn2004	10.52%
Annual Return 2005	rr_AnnualReturn2005	3.28%
Annual Return 2006	rr_AnnualReturn2006	8.35%
Annual Return 2007	rr_AnnualReturn2007	0.99%
Annual Return 2008	rr_AnnualReturn2008	(22.87%)
Annual Return 2009	rr_AnnualReturn2009	17.61%
Annual Return 2010	rr_AnnualReturn2010	10.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2010 Fund	Principal LifeTime 2010 Fund - R-1	Principal LifeTime 2010 Fund - R-2	Principal LifeTime 2010 Fund - R-3	Principal LifeTime 2010 Fund - R-4	Principal LifeTime 2010 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.59%	1.46%	1.28%	1.09%	0.97%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2010 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2010 Fund - R-1	162	502	866	1,889
Principal LifeTime 2010 Fund - R-2	149	462	797	1,746
Principal LifeTime 2010 Fund - R-3	130	406	702	1,545
Principal LifeTime 2010 Fund - R-4	111	347	601	1,329
Principal LifeTime 2010 Fund - R-5	99	309	536	1,190

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000
Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime Strategic Income Blended Index will be 30.90% Russell 3000
Index, 10.10% MSCI-EAFE Index
NDTR D, and 59.00% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09              13.89%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08             -16.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2010 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2010 Fund - R-1	Class R-1 Return Before Taxes	12.96%	1.97%	3.69%	Mar 1, 2001
Principal LifeTime 2010 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	12.39%	0.99%	2.86%	Mar 1, 2001
Principal LifeTime 2010 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	8.51%	1.21%	2.75%	Mar 1, 2001
Principal LifeTime 2010 Fund - R-2	Class R-2 Return Before Taxes	13.05%	2.10%	3.83%	Mar 1, 2001
Principal LifeTime 2010 Fund - R-3	Class R-3 Return Before Taxes	13.35%	2.29%	4.01%	Mar 1, 2001
Principal LifeTime 2010 Fund - R-4	Class R-4 Return Before Taxes	13.48%	2.48%	4.20%	Mar 1, 2001
Principal LifeTime 2010 Fund - R-5	Class R-5 Return Before Taxes	13.54%	2.58%	4.33%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
Principal LifeTime 2010 Income Blended Index	Principal LifeTime 2010 Income Blended Index (reflects no deduction for fees, expenses, or taxes	11.32%	3.87%	4.11%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000
Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime Strategic Income Blended Index will be 30.90% Russell 3000
Index, 10.10% MSCI-EAFE Index
NDTR D, and 59.00% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000 Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index will be 30.90% Russell 3000 Index, 10.10% MSCI-EAFE Index NDTR D, and 59.00% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09              13.89%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08             -16.43%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do no reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retire accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
Principal LifeTime 2010 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Income Blended Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Annual Return 2002	rr_AnnualReturn2002	(5.07%)
Annual Return 2003	rr_AnnualReturn2003	17.90%
Annual Return 2004	rr_AnnualReturn2004	10.95%
Annual Return 2005	rr_AnnualReturn2005	4.73%
Annual Return 2006	rr_AnnualReturn2006	11.18%
Annual Return 2007	rr_AnnualReturn2007	2.88%
Annual Return 2008	rr_AnnualReturn2008	(30.83%)
Annual Return 2009	rr_AnnualReturn2009	24.08%
Annual Return 2010	rr_AnnualReturn2010	13.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
PRINCIPAL LIFETIME 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2015 Fund	Principal LifeTime 2015 Fund - R-1	Principal LifeTime 2015 Fund - R-2	Principal LifeTime 2015 Fund - R-3	Principal LifeTime 2015 Fund - R-4	Principal LifeTime 2015 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.61%	1.48%	1.30%	1.11%	0.99%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2015 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2015 Fund - R-1	164	508	876	1,911
Principal LifeTime 2015 Fund - R-2	151	468	808	1,768
Principal LifeTime 2015 Fund - R-3	132	412	713	1,568
Principal LifeTime 2015 Fund - R-4	113	353	612	1,352
Principal LifeTime 2015 Fund - R-5	101	315	547	1,213

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russell
3000 Index, 16.1% MSCI-EAFE Index
NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2015 Blended Index will be 40.80% Russell 3000 Index, 14.50%
MSCI-EAFE Index NDTR D, and
44.70% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar y of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09         14.11%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q1 '09         -8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2015 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2015 Fund - R-1	Class R-1 Return Before Taxes	13.47%	0.63%	Feb 29, 2008
Principal LifeTime 2015 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	12.49%	(0.01%)	Feb 29, 2008
Principal LifeTime 2015 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.17%	0.24%	Feb 29, 2008
Principal LifeTime 2015 Fund - R-2	Class R-2 Return Before Taxes	13.56%	0.77%	Feb 29, 2008
Principal LifeTime 2015 Fund - R-3	Class R-3 Return Before Taxes	13.89%	0.93%	Feb 29, 2008
Principal LifeTime 2015 Fund - R-4	Class R-4 Return Before Taxes	14.10%	1.15%	Feb 29, 2008
Principal LifeTime 2015 Fund - R-5	Class R-5 Return Before Taxes	14.18%	1.24%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
Principal LifeTime 2015 Blended Index	Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes	11.89%	2.22%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2015 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russell
3000 Index, 16.1% MSCI-EAFE Index
NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2015 Blended Index will be 40.80% Russell 3000 Index, 14.50%
MSCI-EAFE Index NDTR D, and
44.70% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown Effective March 31, 2010, the weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russe 3000 Index, 16.1% MSCI-EAFE Index NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 2011, the weightings for the Principal LifeTime 2015 Blended Index will be 40.80% Russell 3000 Index, 14.50 MSCI-EAFE Index NDTR D, and 44.70% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar y of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09         14.11%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q1 '09         -8.42%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.42%)
Principal LifeTime 2015 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Annual Return 2009	rr_AnnualReturn2009	23.93%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2020 Fund	Principal LifeTime 2020 Fund - R-1	Principal LifeTime 2020 Fund - R-2	Principal LifeTime 2020 Fund - R-3	Principal LifeTime 2020 Fund - R-4	Principal LifeTime 2020 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.63%	1.50%	1.32%	1.13%	1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2020 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2020 Fund - R-1	166	514	887	1,933
Principal LifeTime 2020 Fund - R-2	153	474	818	1,791
Principal LifeTime 2020 Fund - R-3	134	418	723	1,590
Principal LifeTime 2020 Fund - R-4	115	359	622	1,375
Principal LifeTime 2020 Fund - R-5	103	322	558	1,236

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations)
that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.81%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -18.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2020 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2020 Fund - R-1	Class R-1 Return Before Taxes	13.85%	2.23%	4.02%	Mar 1, 2001
Principal LifeTime 2020 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	13.40%	1.40%	3.27%	Mar 1, 2001
Principal LifeTime 2020 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.10%	1.54%	3.11%	Mar 1, 2001
Principal LifeTime 2020 Fund - R-2	Class R-2 Return Before Taxes	14.03%	2.36%	4.15%	Mar 1, 2001
Principal LifeTime 2020 Fund - R-3	Class R-3 Return Before Taxes	14.11%	2.54%	4.34%	Mar 1, 2001
Principal LifeTime 2020 Fund - R-4	Class R-4 Return Before Taxes	14.45%	2.74%	4.53%	Mar 1, 2001
Principal LifeTime 2020 Fund - R-5	Class R-5 Return Before Taxes	14.52%	2.86%	4.66%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
Principal Lifetime 2020 Blended Index	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.40%	3.56%	3.95%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations)
that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000 Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85% MSCI-EAFE Index NDTR D, and 31.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      15.81%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -18.49%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.49%)
Principal LifeTime 2020 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal Lifetime 2020 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Annual Return 2002	rr_AnnualReturn2002	(7.68%)
Annual Return 2003	rr_AnnualReturn2003	20.62%
Annual Return 2004	rr_AnnualReturn2004	11.50%
Annual Return 2005	rr_AnnualReturn2005	6.82%
Annual Return 2006	rr_AnnualReturn2006	13.35%
Annual Return 2007	rr_AnnualReturn2007	4.51%
Annual Return 2008	rr_AnnualReturn2008	(34.21%)
Annual Return 2009	rr_AnnualReturn2009	26.42%
Annual Return 2010	rr_AnnualReturn2010	14.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
PRINCIPAL LIFETIME 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2025 Fund	Principal LifeTime 2025 Fund - R-1	Principal LifeTime 2025 Fund - R-2	Principal LifeTime 2025 Fund - R-3	Principal LifeTime 2025 Fund - R-4	Principal LifeTime 2025 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.64%	1.51%	1.33%	1.14%	1.02%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2025 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2025 Fund - R-1	167	517	892	1,944
Principal LifeTime 2025 Fund - R-2	154	477	824	1,802
Principal LifeTime 2025 Fund - R-3	135	421	729	1,601
Principal LifeTime 2025 Fund - R-4	116	362	628	1,386
Principal LifeTime 2025 Fund - R-5	104	325	563	1,248

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.2% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
 class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell
3000 Index, 20.2% MSCI-EAFE Index
NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2025 Blended Index will be 53.25% Russell 3000 Index, 21.50%
MSCI-EAFE Index NDTR D, and
25.25% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart
above:                                                            Q3 '09  15.34%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q1 '09  -9.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2025 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2025 Fund - R-1	Class R-1 Return Before Taxes	14.07%	0.09%	Feb 29, 2008
Principal LifeTime 2025 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	13.31%	(0.45%)	Feb 29, 2008
Principal LifeTime 2025 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.48%	(0.17%)	Feb 29, 2008
Principal LifeTime 2025 Fund - R-2	Class R-2 Return Before Taxes	14.19%	0.21%	Feb 29, 2008
Principal LifeTime 2025 Fund - R-3	Class R-3 Return Before Taxes	14.51%	0.35%	Feb 29, 2008
Principal LifeTime 2025 Fund - R-4	Class R-4 Return Before Taxes	14.59%	0.57%	Feb 29, 2008
Principal LifeTime 2025 Fund - R-5	Class R-5 Return Before Taxes	14.80%	0.69%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
Principal LifeTime 2025 Blended Index	Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.73%	1.47%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2025 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
 class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell
3000 Index, 20.2% MSCI-EAFE Index
NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2025 Blended Index will be 53.25% Russell 3000 Index, 21.50%
MSCI-EAFE Index NDTR D, and
25.25% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell 3000 Index, 20.2% MSCI-EAFE Index NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2025 Blended Index will be 53.25% Russell 3000 Index, 21.50% MSCI-EAFE Index NDTR D, and 25.25% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart
above:                                                            Q3 '09  15.34%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q1 '09  -9.33%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.33%)
Principal LifeTime 2025 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.45%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Annual Return 2009	rr_AnnualReturn2009	25.91%
Annual Return 2010	rr_AnnualReturn2010	14.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2030 Fund	Principal LifeTime 2030 Fund - R-1	Principal LifeTime 2030 Fund - R-2	Principal LifeTime 2030 Fund - R-3	Principal LifeTime 2030 Fund - R-4	Principal LifeTime 2030 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.65%	1.52%	1.34%	1.15%	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2030 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2030 Fund - R-1	168	520	897	1,955
Principal LifeTime 2030 Fund - R-2	155	480	829	1,813
Principal LifeTime 2030 Fund - R-3	136	425	734	1,613
Principal LifeTime 2030 Fund - R-4	117	365	633	1,398
Principal LifeTime 2030 Fund - R-5	105	328	569	1,259

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000
Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      16.80%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -20.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2030 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Principal LifeTime 2030 Fund - R-1	Class R-1 Return Before Taxes	14.54%	2.14%	3.79%		Mar 1, 2001
Principal LifeTime 2030 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	14.20%	1.40%	3.12%		Mar 1, 2001
Principal LifeTime 2030 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.56%	1.53%	2.97%		Mar 1, 2001
Principal LifeTime 2030 Fund - R-2	Class R-2 Return Before Taxes	14.65%	2.28%	3.91%		Mar 1, 2001
Principal LifeTime 2030 Fund - R-3	Class R-3 Return Before Taxes	14.82%	2.46%	4.12%		Mar 1, 2001
Principal LifeTime 2030 Fund - R-4	Class R-4 Return Before Taxes	15.08%	2.65%	4.49%	[1]	Mar 1, 2001
Principal LifeTime 2030 Fund - R-5	Class R-5 Return Before Taxes	15.25%	2.78%	4.43%		Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%		Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%		Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%		Mar 1, 2001
Principal LifeTime 2030 Blended Index	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.04%	3.18%	3.66%		Mar 1, 2001
[1]	During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000
Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000 Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. 2011, the weightings for the Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75% MSCI-EAFE Index NDTR D, and 23.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                          Q2 '09      16.80%
Lowest return for a quarter during the period of the
bar chart above:                                          Q4 '08      -20.13%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.13%)
Principal LifeTime 2030 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Annual Return 2002	rr_AnnualReturn2002	(10.72%)
Annual Return 2003	rr_AnnualReturn2003	22.30%
Annual Return 2004	rr_AnnualReturn2004	12.06%
Annual Return 2005	rr_AnnualReturn2005	7.50%
Annual Return 2006	rr_AnnualReturn2006	14.42%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(36.76%)
Annual Return 2009	rr_AnnualReturn2009	27.87%
Annual Return 2010	rr_AnnualReturn2010	14.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

[1]	During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
PRINCIPAL LIFETIME 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2035 Fund	Principal LifeTime 2035 Fund - R-1	Principal LifeTime 2035 Fund - R-2	Principal LifeTime 2035 Fund - R-3	Principal LifeTime 2035 Fund - R-4	Principal LifeTime 2035 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	1.66%	1.53%	1.35%	1.16%	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2035 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2035 Fund - R-1	169	523	902	1,965
Principal LifeTime 2035 Fund - R-2	156	483	834	1,824
Principal LifeTime 2035 Fund - R-3	137	428	739	1,624
Principal LifeTime 2035 Fund - R-4	118	368	638	1,409
Principal LifeTime 2035 Fund - R-5	106	331	574	1,271

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell
3000 Index, 23.0% MSCI-EAFE Index
NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2035 Blended Index will be 56.75% Russell 3000 Index, 24.10%
MSCI-EAFE Index NDTR D, and
19.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart
above:                                                            Q2 '09  16.23%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q1 '09  -9.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2035 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2035 Fund - R-1	Class R-1 Return Before Taxes	14.54%	(0.24%)	Feb 29, 2008
Principal LifeTime 2035 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	13.87%	(0.70%)	Feb 29, 2008
Principal LifeTime 2035 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.83%	(0.39%)	Feb 29, 2008
Principal LifeTime 2035 Fund - R-2	Class R-2 Return Before Taxes	14.66%	(0.17%)	Feb 29, 2008
Principal LifeTime 2035 Fund - R-3	Class R-3 Return Before Taxes	14.94%	0.05%	Feb 29, 2008
Principal LifeTime 2035 Fund - R-4	Class R-4 Return Before Taxes	15.18%	0.26%	Feb 29, 2008
Principal LifeTime 2035 Fund - R-5	Class R-5 Return Before Taxes	15.13%	0.36%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
Principal LifeTime 2035 Blended Index	Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.27%	0.87%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2035 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell
3000 Index, 23.0% MSCI-EAFE Index
NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2035 Blended Index will be 56.75% Russell 3000 Index, 24.10%
MSCI-EAFE Index NDTR D, and
19.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell 3000 Index, 23.0% MSCI-EAFE Index NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2035 Blended Index will be 56.75% Russell 3000 Index, 24. MSCI-EAFE Index NDTR D, and 19.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart
above:                                                            Q2 '09  16.23%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q1 '09  -9.85%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.85%)
Principal LifeTime 2035 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2008	rr_AnnualReturn2008	27.15%
Annual Return 2009	rr_AnnualReturn2009	14.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2040 Fund	Principal LifeTime 2040 Fund - R-1	Principal LifeTime 2040 Fund - R-2	Principal LifeTime 2040 Fund - R-3	Principal LifeTime 2040 Fund - R-4	Principal LifeTime 2040 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	1.66%	1.53%	1.35%	1.16%	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2040 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2040 Fund - R-1	169	523	902	1,965
Principal LifeTime 2040 Fund - R-2	156	483	834	1,824
Principal LifeTime 2040 Fund - R-3	137	428	739	1,624
Principal LifeTime 2040 Fund - R-4	118	368	638	1,409
Principal LifeTime 2040 Fund - R-5	106	331	574	1,271

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000
Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year o operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09      17.24%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08      -21.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2040 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2040 Fund - R-1	Class R-1 Return Before Taxes	14.83%	1.90%	3.70%	Mar 1, 2001
Principal LifeTime 2040 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	14.59%	1.25%	3.12%	Mar 1, 2001
Principal LifeTime 2040 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.75%	1.38%	2.95%	Mar 1, 2001
Principal LifeTime 2040 Fund - R-2	Class R-2 Return Before Taxes	14.92%	2.03%	3.86%	Mar 1, 2001
Principal LifeTime 2040 Fund - R-3	Class R-3 Return Before Taxes	15.24%	2.22%	4.04%	Mar 1, 2001
Principal LifeTime 2040 Fund - R-4	Class R-4 Return Before Taxes	15.36%	2.40%	4.22%	Mar 1, 2001
Principal LifeTime 2040 Fund - R-5	Class R-5 Return Before Taxes	15.52%	2.54%	4.37%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes	7.75%	2.46%	4.41%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes	16.93%	2.74%	2.83%	Mar 1, 2001
Principal LifeTime 2040 Blended Index	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes	13.48%	2.94%	3.46%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000
Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000 Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80% MSCI-EAFE Index NDTR D, and 15.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year o operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09      17.24%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08      -21.45%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retiremen accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
Principal LifeTime 2040 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2002	rr_AnnualReturn2002	(13.25%)
Annual Return 2003	rr_AnnualReturn2003	23.76%
Annual Return 2004	rr_AnnualReturn2004	12.24%
Annual Return 2005	rr_AnnualReturn2005	7.96%
Annual Return 2006	rr_AnnualReturn2006	14.73%
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	(38.61%)
Annual Return 2009	rr_AnnualReturn2009	28.59%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
PRINCIPAL LIFETIME 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2045 Fund	Principal LifeTime 2045 Fund - R-1	Principal LifeTime 2045 Fund - R-2	Principal LifeTime 2045 Fund - R-3	Principal LifeTime 2045 Fund - R-4	Principal LifeTime 2045 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.68%	1.55%	1.37%	1.18%	1.06%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2045 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2045 Fund - R-1	171	530	913	1,987
Principal LifeTime 2045 Fund - R-2	158	490	845	1,845
Principal LifeTime 2045 Fund - R-3	139	434	750	1,646
Principal LifeTime 2045 Fund - R-4	120	375	649	1,432
Principal LifeTime 2045 Fund - R-5	108	337	585	1,294

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 23.8% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell
3000 Index, 25.1% MSCI-EAFE Index
NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2045 Blended Index will be 59.80% Russell 3000 Index, 27.35%
MSCI-EAFE Index NDTR D, and
12.85% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart
above:                                                            Q2 '09     16.98%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q2 '10    -10.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2045 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2045 Fund - R-1	Class R-1 Return Before Taxes	14.77%	(0.64%)	Feb 29, 2008
Principal LifeTime 2045 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	14.13%	(1.07%)	Feb 29, 2008
Principal LifeTime 2045 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.99%	(0.71%)	Feb 29, 2008
Principal LifeTime 2045 Fund - R-2	Class R-2 Return Before Taxes	14.86%	(0.50%)	Feb 29, 2008
Principal LifeTime 2045 Fund - R-3	Class R-3 Return Before Taxes	15.21%	(0.32%)	Feb 29, 2008
Principal LifeTime 2045 Fund - R-4	Class R-4 Return Before Taxes	15.34%	(0.16%)	Feb 29, 2008
Principal LifeTime 2045 Fund - R-5	Class R-5 Return Before Taxes	15.55%	none	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
Principal LifeTime 2045 Blended Index	Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.63%	0.45%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2045 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 23.8% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell
3000 Index, 25.1% MSCI-EAFE Index
NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2045 Blended Index will be 59.80% Russell 3000 Index, 27.35%
MSCI-EAFE Index NDTR D, and
12.85% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell 3000 Index, 25.1% MSCI-EAFE Index NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2045 Blended Index will be 59.80% Russell 3000 Index, 27.35% MSCI-EAFE Index NDTR D, and 12.85% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart
above:                                                            Q2 '09     16.98%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q2 '10    -10.60%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.60%)
Principal LifeTime 2045 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Annual Return 2009	rr_AnnualReturn2009	28.20%
Annual Return 2010	rr_AnnualReturn2010	14.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2050 Fund	Principal LifeTime 2050 Fund - R-1	Principal LifeTime 2050 Fund - R-2	Principal LifeTime 2050 Fund - R-3	Principal LifeTime 2050 Fund - R-4	Principal LifeTime 2050 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.76%	0.76%	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	1.68%	1.55%	1.37%	1.18%	1.06%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2050 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2050 Fund - R-1	171	530	913	1,987
Principal LifeTime 2050 Fund - R-2	158	490	845	1,845
Principal LifeTime 2050 Fund - R-3	139	434	750	1,646
Principal LifeTime 2050 Fund - R-4	120	375	649	1,432
Principal LifeTime 2050 Fund - R-5	108	337	585	1,294

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000
Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar ye of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09      17.46%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08      -22.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2050 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2050 Fund - R-1	Class R-1 Return Before Taxes	15.02%	1.79%	3.22%	Mar 1, 2001
Principal LifeTime 2050 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	14.82%	1.13%	2.67%	Mar 1, 2001
Principal LifeTime 2050 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.87%	1.29%	2.55%	Mar 1, 2001
Principal LifeTime 2050 Fund - R-2	Class R-2 Return Before Taxes	15.19%	1.92%	3.38%	Mar 1, 2001
Principal LifeTime 2050 Fund - R-3	Class R-3 Return Before Taxes	15.49%	2.12%	3.57%	Mar 1, 2001
Principal LifeTime 2050 Fund - R-4	Class R-4 Return Before Taxes	15.67%	2.30%	3.76%	Mar 1, 2001
Principal LifeTime 2050 Fund - R-5	Class R-5 Return Before Taxes	15.67%	2.41%	3.87%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
Principal LifeTime 2050 Blended Index	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	2.94%	3.35%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For
periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the
Fund's Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result
in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000
Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, th weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effec 2011, the weightings for th Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50% MSCI-EAFE Index NDTR D, and 9.80% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar ye of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09      17.46%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08      -22.22%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.22%)
Principal LifeTime 2050 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Annual Return 2002	rr_AnnualReturn2002	(16.31%)
Annual Return 2003	rr_AnnualReturn2003	25.55%
Annual Return 2004	rr_AnnualReturn2004	12.38%
Annual Return 2005	rr_AnnualReturn2005	8.56%
Annual Return 2006	rr_AnnualReturn2006	15.24%
Annual Return 2007	rr_AnnualReturn2007	6.31%
Annual Return 2008	rr_AnnualReturn2008	(39.53%)
Annual Return 2009	rr_AnnualReturn2009	28.89%
Annual Return 2010	rr_AnnualReturn2010	15.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
PRINCIPAL LIFETIME 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2055 Fund	Principal LifeTime 2055 Fund - R-1	Principal LifeTime 2055 Fund - R-2	Principal LifeTime 2055 Fund - R-3	Principal LifeTime 2055 Fund - R-4	Principal LifeTime 2055 Fund - R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.61%	0.53%	0.40%	0.36%	0.34%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.74%	1.61%	1.43%	1.24%	1.12%
Expense Reimbursement	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Reimbursement	1.71%	1.58%	1.40%	1.21%	1.09%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class R-1,
R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense and Acquired Fund Fees and Expenses, through the period ending February
29, 2012. The expense limit
will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized
basis) not to exceed 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class
R-3, 0.46% for Class R-4, and
0.34% for Class R-5. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc.
and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2055 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2055 Fund - R-1	174	545	940	2,049
Principal LifeTime 2055 Fund - R-2	161	505	873	1,908
Principal LifeTime 2055 Fund - R-3	143	449	778	1,710
Principal LifeTime 2055 Fund - R-4	123	390	678	1,497
Principal LifeTime 2055 Fund - R-5	111	352	614	1,360

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 44.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2055 Blended Index will be 61.85% Russell 3000 Index, 30.60%
MSCI-EAFE Index NDTR D, and
7.55% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar ye of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart
above:                                                            Q2 '09     17.24%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q2 '10    -10.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2055 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2055 Fund - R-1	Class R-1 Return Before Taxes	14.76%	(0.70%)	Feb 29, 2008
Principal LifeTime 2055 Fund - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	14.21%	(1.11%)	Feb 29, 2008
Principal LifeTime 2055 Fund - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.89%	(0.76%)	Feb 29, 2008
Principal LifeTime 2055 Fund - R-2	Class R-2 Return Before Taxes	14.98%	(0.57%)	Feb 29, 2008
Principal LifeTime 2055 Fund - R-3	Class R-3 Return Before Taxes	15.12%	(0.38%)	Feb 29, 2008
Principal LifeTime 2055 Fund - R-4	Class R-4 Return Before Taxes	15.28%	(0.20%)	Feb 29, 2008
Principal LifeTime 2055 Fund - R-5	Class R-5 Return Before Taxes	15.48%	(0.07%)	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
Principal LifeTime 2055 Blended Index	Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	0.40%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2055 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 44.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class R-1,
R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense and Acquired Fund Fees and Expenses, through the period ending February
29, 2012. The expense limit
will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized
basis) not to exceed 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class
R-3, 0.46% for Class R-4, and
0.34% for Class R-5. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc.
and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and
R-5 Class Shares were first sold
(February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2055 Blended Index will be 61.85% Russell 3000 Index, 30.60%
MSCI-EAFE Index NDTR D, and
7.55% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31 2011, the weightings for the Principal LifeTime 2055 Blended Index will be 61.85% Russell 3000 Index, 30.60% MSCI-EAFE Index NDTR D, and 7.55% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar ye of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart
above:                                                            Q2 '09     17.24%
Lowest return for a quarter during the period of the bar chart
above:                                                            Q2 '10    -10.94%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.94%)
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2055 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI -EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	940
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,908
Annual Return 2009	rr_AnnualReturn2009	28.57%
Annual Return 2010	rr_AnnualReturn2010	14.98%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,710
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	678
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,497
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,360
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Balanced Portfolio	Strategic Asset Management Balanced Portfolio - R-1	Strategic Asset Management Balanced Portfolio - R-2	Strategic Asset Management Balanced Portfolio - R-3	Strategic Asset Management Balanced Portfolio - R-4	Strategic Asset Management Balanced Portfolio - R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.89%	1.76%	1.58%	1.39%	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Strategic Asset Management Balanced Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Balanced Portfolio - R-1	192	594	1,021	2,212
Strategic Asset Management Balanced Portfolio - R-2	179	554	954	2,073
Strategic Asset Management Balanced Portfolio - R-3	161	499	860	1,878
Strategic Asset Management Balanced Portfolio - R-4	142	440	761	1,669
Strategic Asset Management Balanced Portfolio - R-5	129	403	697	1,534

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 20% and 60% of its assets in fixed-income funds,
•      and less than 40% in any one fixed-
       income fund
       Generally invests between 40% and 80% of its assets in equity funds, and less
•      than 30% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond
Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       13.40%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -14.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Balanced Portfolio - R-1	Class R-1 Return Before Taxes	12.51%	3.81%	4.15%
Strategic Asset Management Balanced Portfolio - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	12.01%	2.71%	3.18%
Strategic Asset Management Balanced Portfolio - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	8.30%	2.86%	3.13%
Strategic Asset Management Balanced Portfolio - R-2	Class R-2 Return Before Taxes	12.64%	3.92%	4.28%
Strategic Asset Management Balanced Portfolio - R-3	Class R-3 Return Before Taxes	12.79%	4.10%	4.39%
Strategic Asset Management Balanced Portfolio - R-4	Class R-4 Return Before Taxes	13.09%	4.27%	4.47%
Strategic Asset Management Balanced Portfolio - R-5	Class R-5 Return Before Taxes	13.19%	4.37%	4.52%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (60/40)	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 20% and 60% of its assets in fixed-income funds,
•      and less than 40% in any one fixed-
       income fund
       Generally invests between 40% and 80% of its assets in equity funds, and less
•      than 30% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       13.40%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -14.58%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.58%)
Strategic Asset Management Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Balanced Portfolio | Capital Benchmark (60/40)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.13%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,073
Annual Return 2001	rr_AnnualReturn2001	(0.53%)
Annual Return 2002	rr_AnnualReturn2002	(9.45%)
Annual Return 2003	rr_AnnualReturn2003	21.32%
Annual Return 2004	rr_AnnualReturn2004	9.18%
Annual Return 2005	rr_AnnualReturn2005	5.12%
Annual Return 2006	rr_AnnualReturn2006	10.23%
Annual Return 2007	rr_AnnualReturn2007	7.77%
Annual Return 2008	rr_AnnualReturn2008	26.72%
Annual Return 2009	rr_AnnualReturn2009	23.61%
Annual Return 2010	rr_AnnualReturn2010	12.64%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.28%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Balanced Portfolio	Strategic Asset Management Conservative Balanced Portfolio - R-1	Strategic Asset Management Conservative Balanced Portfolio - R-2	Strategic Asset Management Conservative Balanced Portfolio - R-3	Strategic Asset Management Conservative Balanced Portfolio - R-4	Strategic Asset Management Conservative Balanced Portfolio - R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.85%	1.72%	1.54%	1.35%	1.23%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Strategic Asset Management Conservative Balanced Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio - R-1	188	582	1,001	2,169
Strategic Asset Management Conservative Balanced Portfolio - R-2	175	542	933	2,030
Strategic Asset Management Conservative Balanced Portfolio - R-3	157	486	839	1,834
Strategic Asset Management Conservative Balanced Portfolio - R-4	137	428	739	1,624
Strategic Asset Management Conservative Balanced Portfolio - R-5	125	390	676	1,489

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 40% and 80% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 20% and 60% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       11.36%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -10.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Balanced Portfolio - R-1	Class R-1 Return Before Taxes	10.87%	4.56%	4.78%
Strategic Asset Management Conservative Balanced Portfolio - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	10.02%	3.35%	3.61%
Strategic Asset Management Conservative Balanced Portfolio - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	7.18%	3.35%	3.50%
Strategic Asset Management Conservative Balanced Portfolio - R-2	Class R-2 Return Before Taxes	10.96%	4.71%	4.90%
Strategic Asset Management Conservative Balanced Portfolio - R-3	Class R-3 Return Before Taxes	11.22%	4.88%	4.99%
Strategic Asset Management Conservative Balanced Portfolio - R-4	Class R-4 Return Before Taxes	11.41%	5.02%	5.05%
Strategic Asset Management Conservative Balanced Portfolio - R-5	Class R-5 Return Before Taxes	11.55%	5.12%	5.11%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (40/60)	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	10.41%	4.78%	4.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 40% and 80% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 20% and 60% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       11.36%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -10.08%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.08%)
Strategic Asset Management Conservative Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Balanced Portfolio | Capital Benchmark (40/60)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.78%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.61%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2001	rr_AnnualReturn2001	2.21%
Annual Return 2002	rr_AnnualReturn2002	(2.99%)
Annual Return 2003	rr_AnnualReturn2003	15.97%
Annual Return 2004	rr_AnnualReturn2004	7.37%
Annual Return 2005	rr_AnnualReturn2005	3.78%
Annual Return 2006	rr_AnnualReturn2006	8.60%
Annual Return 2007	rr_AnnualReturn2007	6.80%
Annual Return 2008	rr_AnnualReturn2008	(19.48%)
Annual Return 2009	rr_AnnualReturn2009	21.46%
Annual Return 2010	rr_AnnualReturn2010	10.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.90%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.99%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.05%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.11%

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Growth Portfolio	Strategic Asset Management Conservative Growth Portfolio - R-1	Strategic Asset Management Conservative Growth Portfolio - R-2	Strategic Asset Management Conservative Growth Portfolio - R-3	Strategic Asset Management Conservative Growth Portfolio - R-4	Strategic Asset Management Conservative Growth Portfolio - R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.92%	1.79%	1.61%	1.42%	1.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Strategic Asset Management Conservative Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Growth Portfolio - R-1	195	603	1,037	2,243
Strategic Asset Management Conservative Growth Portfolio - R-2	182	563	970	2,105
Strategic Asset Management Conservative Growth Portfolio - R-3	164	508	876	1,911
Strategic Asset Management Conservative Growth Portfolio - R-4	145	449	776	1,702
Strategic Asset Management Conservative Growth Portfolio - R-5	132	412	713	1,568

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 0% and 40% of its assets in fixed-income funds, and
•      less than 30% in any one fixed-
       income fund
       Generally invests between 60% and 100% of its assets in equity funds, and
•      less than 40% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       14.58%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -19.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Growth Portfolio - R-1	Class R-1 Return Before Taxes	14.00%	2.65%	3.17%
Strategic Asset Management Conservative Growth Portfolio - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	13.82%	1.85%	2.51%
Strategic Asset Management Conservative Growth Portfolio - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.34%	2.14%	2.53%
Strategic Asset Management Conservative Growth Portfolio - R-2	Class R-2 Return Before Taxes	14.08%	2.78%	3.30%
Strategic Asset Management Conservative Growth Portfolio - R-3	Class R-3 Return Before Taxes	14.26%	2.95%	3.40%
Strategic Asset Management Conservative Growth Portfolio - R-4	Class R-4 Return Before Taxes	14.52%	3.11%	3.48%
Strategic Asset Management Conservative Growth Portfolio - R-5	Class R-5 Return Before Taxes	14.66%	3.21%	3.53%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (80/20)	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	2.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 0% and 40% of its assets in fixed-income funds, and
•      less than 30% in any one fixed-
       income fund
       Generally invests between 60% and 100% of its assets in equity funds, and
•      less than 40% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       14.58%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -19.28%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
Strategic Asset Management Conservative Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Growth Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Growth Portfolio | Capital Benchmark (80/20)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.17%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.51%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Annual Return 2001	rr_AnnualReturn2001	(4.24%)
Annual Return 2002	rr_AnnualReturn2002	(15.72%)
Annual Return 2003	rr_AnnualReturn2003	26.96%
Annual Return 2004	rr_AnnualReturn2004	10.86%
Annual Return 2005	rr_AnnualReturn2005	6.18%
Annual Return 2006	rr_AnnualReturn2006	11.79%
Annual Return 2007	rr_AnnualReturn2007	8.54%
Annual Return 2008	rr_AnnualReturn2008	(33.59%)
Annual Return 2009	rr_AnnualReturn2009	24.75%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.30%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.40%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Flexible Income Portfolio	Strategic Asset Management Flexible Income Portfolio - R-1	Strategic Asset Management Flexible Income Portfolio - R-2	Strategic Asset Management Flexible Income Portfolio - R-3	Strategic Asset Management Flexible Income Portfolio - R-4	Strategic Asset Management Flexible Income Portfolio - R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.82%	1.69%	1.51%	1.32%	1.20%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Strategic Asset Management Flexible Income Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Flexible Income Portfolio - R-1	185	573	985	2,137
Strategic Asset Management Flexible Income Portfolio - R-2	172	533	918	1,998
Strategic Asset Management Flexible Income Portfolio - R-3	154	477	824	1,802
Strategic Asset Management Flexible Income Portfolio - R-4	134	418	723	1,590
Strategic Asset Management Flexible Income Portfolio - R-5	122	381	660	1,455

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 55% and 95% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 5% and 45% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
 The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       10.69%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -7.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Flexible Income Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Flexible Income Portfolio - R-1	Class R-1 Return Before Taxes	9.53%	4.69%	4.82%
Strategic Asset Management Flexible Income Portfolio - R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	8.46%	3.31%	3.40%
Strategic Asset Management Flexible Income Portfolio - R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	6.26%	3.29%	3.34%
Strategic Asset Management Flexible Income Portfolio - R-2	Class R-2 Return Before Taxes	9.58%	4.84%	4.96%
Strategic Asset Management Flexible Income Portfolio - R-3	Class R-3 Return Before Taxes	9.75%	4.98%	5.04%
Strategic Asset Management Flexible Income Portfolio - R-4	Class R-4 Return Before Taxes	10.07%	5.15%	5.13%
Strategic Asset Management Flexible Income Portfolio - R-5	Class R-5 Return Before Taxes	10.08%	5.23%	5.17%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (25/75)	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	9.03%	5.22%	5.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 55% and 95% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 5% and 45% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
 The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09       10.69%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08       -7.08%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.08%)
Strategic Asset Management Flexible Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Flexible Income Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Flexible Income Portfolio | Capital Benchmark (25/75)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.40%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Annual Return 2001	rr_AnnualReturn2001	4.35%
Annual Return 2002	rr_AnnualReturn2002	1.04%
Annual Return 2003	rr_AnnualReturn2003	12.08%
Annual Return 2004	rr_AnnualReturn2004	5.70%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	6.64%
Annual Return 2007	rr_AnnualReturn2007	5.27%
Annual Return 2008	rr_AnnualReturn2008	(14.59%)
Annual Return 2009	rr_AnnualReturn2009	20.54%
Annual Return 2010	rr_AnnualReturn2010	9.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.96%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.04%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.17%

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Strategic Growth Portfolio	Strategic Asset Management Strategic Growth Portfolio - R-1	Strategic Asset Management Strategic Growth Portfolio - R-2	Strategic Asset Management Strategic Growth Portfolio - R-3	Strategic Asset Management Strategic Growth Portfolio - R-4	Strategic Asset Management Strategic Growth Portfolio - R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.94%	1.81%	1.63%	1.44%	1.32%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Strategic Asset Management Strategic Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Strategic Growth Portfolio - R-1	197	609	1,047	2,264
Strategic Asset Management Strategic Growth Portfolio - R-2	184	569	980	2,127
Strategic Asset Management Strategic Growth Portfolio - R-3	166	514	887	1,933
Strategic Asset Management Strategic Growth Portfolio - R-4	147	456	787	1,724
Strategic Asset Management Strategic Growth Portfolio - R-5	134	418	723	1,590

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 0 and 25% of its assets in fixed-income funds, and
•      less than 25% in any one fixed-
       income fund
       Generally invests between 75% and 100% of its assets in equity funds, and
•      less than 50% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03        16.26%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Strategic Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Strategic Growth Portfolio - R-1	Class R-1 Return Before Taxes	15.11%	1.96%	2.44%
Strategic Asset Management Strategic Growth Portfolio - R-2	Class R-2 Return Before Taxes	15.18%	2.10%	2.56%
Strategic Asset Management Strategic Growth Portfolio - R-3	Class R-3 Return Before Taxes	15.35%	2.24%	2.63%
Strategic Asset Management Strategic Growth Portfolio - R-4	Class R-4 Return Before Taxes	15.65%	2.40%	2.71%
Strategic Asset Management Strategic Growth Portfolio - R-5	Class R-5 Return Before Taxes	15.77%	2.50%	2.76%
After Taxes on Distributions Strategic Asset Management Strategic Growth Portfolio - R-1	Class R-1 Return After Taxes on Distributions	15.01%	1.30%	1.97%
After Taxes on Distributions and Sales Strategic Asset Management Strategic Growth Portfolio - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	9.96%	1.60%	2.00%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 0 and 25% of its assets in fixed-income funds, and
•      less than 25% in any one fixed-
       income fund
       Generally invests between 75% and 100% of its assets in equity funds, and
•      less than 50% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on July 25, 1996.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q2 '03        16.26%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08       -22.34%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
Strategic Asset Management Strategic Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	197
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.00%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Annual Return 2001	rr_AnnualReturn2001	(6.69%)
Annual Return 2002	rr_AnnualReturn2002	(20.84%)
Annual Return 2003	rr_AnnualReturn2003	31.27%
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	6.97%
Annual Return 2006	rr_AnnualReturn2006	12.70%
Annual Return 2007	rr_AnnualReturn2007	8.85%
Annual Return 2008	rr_AnnualReturn2008	(37.78%)
Annual Return 2009	rr_AnnualReturn2009	26.18%
Annual Return 2010	rr_AnnualReturn2010	15.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.56%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.63%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.71%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.76%

Money Market Fund (Prospectus Summary) | Money Market Fund
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Fund	Money Market Fund - R-1	Money Market Fund - R-2	Money Market Fund - R-3	Money Market Fund - R-4	Money Market Fund - R-5
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.29%	1.16%	0.98%	0.79%	0.67%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market Fund - R-1	131	409	708	1,556
Money Market Fund - R-2	118	368	638	1,409
Money Market Fund - R-3	100	312	542	1,201
Money Market Fund - R-4	81	252	439	978
Money Market Fund - R-5	68	214	373	835

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company
Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the R-1
Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q1 '01         1.22%
Lowest return for a quarter during the period of the
bar chart above:                                           Q1 '04         0.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market Fund - R-1	Class R-1 Return Before Taxes	none	1.95%	1.56%
Money Market Fund - R-2	Class R-2 Return Before Taxes	none	2.02%	1.66%
Money Market Fund - R-3	Class R-3 Return Before Taxes	none	2.15%	1.81%
Money Market Fund - R-4	Class R-4 Return Before Taxes	none	2.27%	1.96%
Money Market Fund - R-5	Class R-5 Return Before Taxes	none	2.34%	2.07%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.15%	2.50%	2.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Money Market Fund (Prospectus Summary) | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company
Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the R-1
Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q1 '01         1.22%
Lowest return for a quarter during the period of the
bar chart above:                                           Q1 '04         0.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jan 31, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Fund | Barclays Capital U.S. Treasury Bellwethers 3 Month Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
Money Market Fund | Money Market Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.56%
Money Market Fund | Money Market Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2001	rr_AnnualReturn2001	3.28%
Annual Return 2002	rr_AnnualReturn2002	0.72%
Annual Return 2003	rr_AnnualReturn2003	0.08%
Annual Return 2004	rr_AnnualReturn2004	0.29%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	3.99%
Annual Return 2007	rr_AnnualReturn2007	4.24%
Annual Return 2008	rr_AnnualReturn2008	1.93%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.66%
Money Market Fund | Money Market Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.81%
Money Market Fund | Money Market Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	978
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
Money Market Fund | Money Market Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%

Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Term Income Fund	Short-Term Income Fund - Class R-1 Shares	Short-Term Income Fund - Class R-2 Shares	Short-Term Income Fund - Class R-3 Shares	Short-Term Income Fund - Class R-4 Shares	Short-Term Income Fund - Class R-5 Shares
Management Fees	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.33%	1.20%	1.02%	0.83%	0.71%
Expense Reimbursement	0.03%	0.02%	0.03%	0.04%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	1.18%	0.99%	0.79%	0.68%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class R-1,
R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.30% for Class R-1,
1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for
Class R-5. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Short-Term Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Short-Term Income Fund - Class R-1 Shares	132	418	725	1,598
Short-Term Income Fund - Class R-2 Shares	120	379	657	1,452
Short-Term Income Fund - Class R-3 Shares	101	321	560	1,245
Short-Term Income Fund - Class R-4 Shares	81	260	456	1,021
Short-Term Income Fund - Class R-5 Shares	69	224	392	879

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar
year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns
of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on November 1, 1993. The R-1, R-2, R-3,
R-4 and R-5 Class shares were
first sold on July 12, 2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09      3.89%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08      -1.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Short-Term Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Short-Term Income Fund - Class R-1 Shares	Class R-1 Return Before Taxes	3.91%	3.95%	3.91%
Short-Term Income Fund - Class R-2 Shares	Class R-2 Return Before Taxes	4.03%	4.07%	4.03%
Short-Term Income Fund - Class R-3 Shares	Class R-3 Return Before Taxes	4.23%	4.27%	4.23%
Short-Term Income Fund - Class R-4 Shares	Class R-4 Return Before Taxes	4.52%	4.41%	4.36%
Short-Term Income Fund - Class R-5 Shares	Class R-5 Return Before Taxes	4.51%	4.41%	4.35%
After Taxes on Distributions Short-Term Income Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distributions	3.02%	2.68%	2.47%
After Taxes on Distributions and Sales Short-Term Income Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	2.53%	2.62%	2.47%
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15%	5.27%	5.09%
Citigroup Broad Investment - Grade Credit 1-3 Years Index	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.95%	5.12%	5.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.70%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class R-1,
R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.30% for Class R-1,
1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for
Class R-5. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar
year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns
of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on November 1, 1993. The R-1, R-2, R-3,
R-4 and R-5 Class shares were
first sold on July 12, 2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09      3.89%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08      -1.92%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.92%)
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Short-Term Income Fund | Barclays Capital Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Short-Term Income Fund | Citigroup Broad Investment - Grade Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
Short-Term Income Fund | Short-Term Income Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
Short-Term Income Fund | Short-Term Income Fund - Class R-1 Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
Short-Term Income Fund | Short-Term Income Fund - Class R-1 Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
Short-Term Income Fund | Short-Term Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,452
Annual Return 2001	rr_AnnualReturn2001	7.73%
Annual Return 2002	rr_AnnualReturn2002	5.28%
Annual Return 2003	rr_AnnualReturn2003	4.35%
Annual Return 2004	rr_AnnualReturn2004	1.27%
Annual Return 2005	rr_AnnualReturn2005	1.47%
Annual Return 2006	rr_AnnualReturn2006	3.37%
Annual Return 2007	rr_AnnualReturn2007	4.04%
Annual Return 2008	rr_AnnualReturn2008	(1.30%)
Annual Return 2009	rr_AnnualReturn2009	10.56%
Annual Return 2010	rr_AnnualReturn2010	4.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.03%
Short-Term Income Fund | Short-Term Income Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,245
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.23%
Short-Term Income Fund | Short-Term Income Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,021
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%
Short-Term Income Fund | Short-Term Income Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	392
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	879
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%

Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
BOND & MORTGAGE SECURITIES FUND
Objective:
The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond & Mortgage Securities Fund	Bond & Mortgage Securities Fund - R-1	Bond & Mortgage Securities Fund - R-2	Bond & Mortgage Securities Fund - R-3	Bond & Mortgage Securities Fund - R-4	Bond & Mortgage Securities Fund - R-5
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.41%	1.28%	1.10%	0.91%	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Bond & Mortgage Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Bond & Mortgage Securities Fund - R-1	144	446	771	1,691
Bond & Mortgage Securities Fund - R-2	130	406	702	1,545
Bond & Mortgage Securities Fund - R-3	112	350	606	1,340
Bond & Mortgage Securities Fund - R-4	93	290	504	1,120
Bond & Mortgage Securities Fund - R-5	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

52.11% in securities rated   6.88% in securities     0.04% in securities rated
           Aaa                    rated Ba                      C
6.10% in securities rated    5.59% in securities     0.03% in securities rated
           Aa                      rated B                      D
9.97% in securities rated    1.87% in securities      1.38% in securities not
            A                     rated Caa                   rated
15.87% in securities rated   0.16% in securities
           Baa                    rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in
alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment
obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are
required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on
time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest
rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q3 '09      8.95%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08      -6.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Bond & Mortgage Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Bond & Mortgage Securities Fund - R-1	Class R-1 Return Before Taxes	10.33%	3.40%	4.01%
Bond & Mortgage Securities Fund - R-2	Class R-2 Return Before Taxes	10.57%	3.52%	4.13%
Bond & Mortgage Securities Fund - R-3	Class R-3 Return Before Taxes	10.73%	3.71%	4.34%
Bond & Mortgage Securities Fund - R-4	Class R-4 Return Before Taxes	10.97%	3.91%	4.65%
Bond & Mortgage Securities Fund - R-5	Class R-5 Return Before Taxes	11.06%	4.04%	4.65%
After Taxes on Distributions Bond & Mortgage Securities Fund - R-1	Class R-1 Return After Taxes on Distributions	9.24%	1.98%	2.57%
After Taxes on Distributions and Sales Bond & Mortgage Securities Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	6.70%	2.05%	2.56%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	357.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

52.11% in securities rated   6.88% in securities     0.04% in securities rated
           Aaa                    rated Ba                      C
6.10% in securities rated    5.59% in securities     0.03% in securities rated
           Aa                      rated B                      D
9.97% in securities rated    1.87% in securities      1.38% in securities not
            A                     rated Caa                   rated
15.87% in securities rated   0.16% in securities
           Baa                    rated Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in
alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment
obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are
required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on
time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest
rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of
the Fund's R-3 Class shares adjusted to reflect the fees and expenses of the
R-1 Class. The adjustments result in
performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical
performance of the R-3 Class shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q3 '09      8.95%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '08      -6.27%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.27%)
Bond & Mortgage Securities Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.57%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.56%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2001	rr_AnnualReturn2001	6.74%
Annual Return 2002	rr_AnnualReturn2002	8.08%
Annual Return 2003	rr_AnnualReturn2003	3.38%
Annual Return 2004	rr_AnnualReturn2004	3.91%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	2.37%
Annual Return 2008	rr_AnnualReturn2008	(14.87%)
Annual Return 2009	rr_AnnualReturn2009	18.91%
Annual Return 2010	rr_AnnualReturn2010	10.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.13%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.34%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.65%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	978
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.65%

Core Plus Bond I (Prospectus Summary) | Core Plus Bond I
CORE PLUS BOND FUND I
Objective:
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Plus Bond I	Core Plus Bond I - R-1 Class	Core Plus Bond I - R-2 Class	Core Plus Bond I - R-3 Class	Core Plus Bond I - R-4 Class	Core Plus Bond I - R-5 Class
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.45%	1.32%	1.14%	0.95%	0.83%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Core Plus Bond I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Core Plus Bond I - R-1 Class	148	459	792	1,735
Core Plus Bond I - R-2 Class	134	418	723	1,590
Core Plus Bond I - R-3 Class	116	362	628	1,386
Core Plus Bond I - R-4 Class	97	303	525	1,166
Core Plus Bond I - R-5 Class	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 186.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of fixed-income
instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures
contracts, or swap agreements, at the time of purchase. The average portfolio duration of this Fund normally varies
within ±2 years of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was
4.8 years. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets
in high yield securities ("junk bonds") rated at the time of purchase Ba1 or lower by Moody's, or BB+ or lower by
S&P, or, if unrated, determined by the Sub-advisor to be of comparable quality.
The Fund may invest in securities
denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market
countries.

To further its investment objective, the Fund may actively trade securities and purchase preferred securities. The
Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by
entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or
dollar rolls).

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of
purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position
through a futures contract or swap agreement. If the price of the security or derivative has increased during this time,
then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus
any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be
exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the
third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5
Class Shares were first sold
(September 30, 2008).

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q3 '09      3.84%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '10      -1.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Core Plus Bond I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Core Plus Bond I - R-1 Class	Class R-1 Return Before Taxes	6.02%	8.00%	Sep 30, 2008
Core Plus Bond I - R-2 Class	Class R-2 Return Before Taxes	6.06%	8.13%	Sep 30, 2008
Core Plus Bond I - R-3 Class	Class R-3 Return Before Taxes	6.33%	8.33%	Sep 30, 2008
Core Plus Bond I - R-4 Class	Class R-4 Return Before Taxes	6.51%	8.61%	Sep 30, 2008
Core Plus Bond I - R-5 Class	Class R-5 Return Before Taxes	6.61%	8.66%	Sep 30, 2008
After Taxes on Distributions Core Plus Bond I - R-1 Class	Class R-1 Return After Taxes on Distributions	4.25%	6.57%	Sep 30, 2008
After Taxes on Distributions and Sales Core Plus Bond I - R-1 Class	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	4.16%	6.07%	Sep 30, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	7.64%	Sep 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Core Plus Bond I (Prospectus Summary) | Core Plus Bond I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CORE PLUS BOND FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 186.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	186.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of fixed-income
instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures
contracts, or swap agreements, at the time of purchase. The average portfolio duration of this Fund normally varies
within ±2 years of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was
4.8 years. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets
in high yield securities ("junk bonds") rated at the time of purchase Ba1 or lower by Moody's, or BB+ or lower by
S&P, or, if unrated, determined by the Sub-advisor to be of comparable quality.
The Fund may invest in securities
denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market
countries.

To further its investment objective, the Fund may actively trade securities and purchase preferred securities. The
Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by
entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or
dollar rolls).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of
purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position
through a futures contract or swap agreement. If the price of the security or derivative has increased during this time,
then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus
any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be
exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the
third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5
Class Shares were first sold
(September 30, 2008).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q3 '09      3.84%
Lowest return for a quarter during the period of the
bar chart above:                                           Q4 '10      -1.81%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Core Plus Bond I (Prospectus Summary) | Core Plus Bond I | Core Plus Bond I - R-2 Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.81%)
Core Plus Bond I | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond I | Core Plus Bond I - R-1 Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond I | Core Plus Bond I - R-1 Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond I | Core Plus Bond I - R-1 Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond I | Core Plus Bond I - R-2 Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Annual Return 2009	rr_AnnualReturn2009	6.24%
Annual Return 2010	rr_AnnualReturn2010	6.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond I | Core Plus Bond I - R-3 Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond I | Core Plus Bond I - R-4 Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond I | Core Plus Bond I - R-5 Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008

Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government & High Quality Bond Fund	Government & High Quality Bond Fund - Class R-1	Government & High Quality Bond Fund - Class R-2	Government & High Quality Bond Fund - Class R-3	Government & High Quality Bond Fund - Class R-4	Government & High Quality Bond Fund - Class R-5
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.39%	1.26%	1.08%	0.89%	0.77%
Expense Reimbursement	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After ExpenseReimbursement	1.29%	1.16%	0.98%	0.79%	0.67%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class R-1,
R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.29% for Class R-1,
1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for
Class R-5. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Government & High Quality Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government & High Quality Bond Fund - Class R-1	131	429	749	1,658
Government & High Quality Bond Fund - Class R-2	118	388	680	1,512
Government & High Quality Bond Fund - Class R-3	100	332	584	1,307
Government & High Quality Bond Fund - Class R-4	81	272	482	1,085
Government & High Quality Bond Fund - Class R-5	68	234	416	943

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a
result, the Fund's performance for periods prior to that date may not be representative of the performance it would
have achieved had its current investment policies been in place. The R-1, R-2,
R-3, R-4, and R-5 Class shares were
first sold on December 15, 2008.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q3 '01            4.06%
Lowest return for a quarter during the period of the bar
chart above:                                               Q2 '04            -1.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Government & High Quality Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Government & High Quality Bond Fund - Class R-1	Class R-1 Return Before Taxes	5.41%	5.04%	4.62%
Government & High Quality Bond Fund - Class R-2	Class R-2 Return Before Taxes	5.64%	5.18%	4.75%
Government & High Quality Bond Fund - Class R-3	Class R-3 Return Before Taxes	5.74%	5.35%	4.93%
Government & High Quality Bond Fund - Class R-4	Class R-4 Return Before Taxes	6.03%	5.49%	5.02%
Government & High Quality Bond Fund - Class R-5	Class R-5 Return Before Taxes	6.06%	5.54%	5.04%
After Taxes on Distributions Government & High Quality Bond Fund - Class R-1	Class R-1 Return After Taxes on Distributions	4.11%	3.50%	2.94%
After Taxes on Distributions and Sales Government & High Quality Bond Fund - Class R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	3.50%	3.39%	2.93%
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	5.50%	6.38%	5.91%
Citigroup Mortgage Index	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class R-1,
R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.29% for Class R-1,
1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for
Class R-5. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a
result, the Fund's performance for periods prior to that date may not be representative of the performance it would
have achieved had its current investment policies been in place. The R-1, R-2,
R-3, R-4, and R-5 Class shares were
first sold on December 15, 2008.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q3 '01            4.06%
Lowest return for a quarter during the period of the bar
chart above:                                               Q2 '04            -1.29%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Mortgage Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.29%)
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund | Barclays Capital MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
Government & High Quality Bond Fund | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After ExpenseReimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,658
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.93%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After ExpenseReimbursement	rr_NetExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,512
Annual Return 2001	rr_AnnualReturn2001	6.94%
Annual Return 2002	rr_AnnualReturn2002	8.14%
Annual Return 2003	rr_AnnualReturn2003	1.62%
Annual Return 2004	rr_AnnualReturn2004	3.33%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	4.00%
Annual Return 2007	rr_AnnualReturn2007	5.65%
Annual Return 2008	rr_AnnualReturn2008	3.37%
Annual Return 2009	rr_AnnualReturn2009	7.27%
Annual Return 2010	rr_AnnualReturn2010	5.64%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.75%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After ExpenseReimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,307
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.93%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After ExpenseReimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,085
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.02%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After ExpenseReimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	943
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.04%

Income Fund (Prospectus Summary) | Income Fund
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Fund	Income Fund - Class R-1 Shares	Income Fund - Class R-2 Shares	Income Fund - Class R-3 Shares	Income Fund - Class R-4 Shares	Income Fund - Class R-5 Shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.40%	1.27%	1.09%	0.90%	0.78%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Income Fund - Class R-1 Shares	143	443	766	1,680
Income Fund - Class R-2 Shares	129	403	697	1,534
Income Fund - Class R-3 Shares	111	347	601	1,329
Income Fund - Class R-4 Shares	921	287	498	1,108
Income Fund - Class R-5 Shares	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called
"junk bonds") (rated at the time
purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average rating of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all rating are by Moody's):

  27.16% in securities     34.13% in securities
       rated Aaa                rated Baa         3.45% in securities rated Caa
1.94% in securities rated   4.98% in securities
           Aa                    rated Ba         0.00% in securities rated Ca
  18.09% in securities      8.04% in securities
        rated A                  rated B           0.01% in securities rated C
                                                  2.20% in securities not rated

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on December 15, 1975. The R-1, R-2, R-3,
R-4 and R-5 Class shares
were first sold on March 1, 2010.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment
philosophy than the Citigroup Broad Investment Grade Bond Index.

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09  10.17%
Lowest return for a quarter during the period of the bar
chart above:                                               Q3 '08  -4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Income Fund - Class R-1 Shares	Class R-1 Return Before Taxes	7.46%	6.09%	6.00%
Income Fund - Class R-2 Shares	Class R-2 Return Before Taxes	7.61%	6.23%	6.14%
Income Fund - Class R-3 Shares	Class R-3 Return Before Taxes	7.91%	6.44%	6.34%
Income Fund - Class R-4 Shares	Class R-4 Return Before Taxes	8.11%	6.62%	6.49%
Income Fund - Class R-5 Shares	Class R-5 Return Before Taxes	8.12%	6.63%	6.49%
After Taxes on Distributions Income Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distributions	5.59%	4.05%	3.83%
After Taxes on Distributions and Sales Income Fund - Class R-1 Shares	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	4.82%	3.98%	3.81%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Citigroup Broad Investment Grade Bond Index	Citigroup Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	6.30%	5.98%	5.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Income Fund (Prospectus Summary) | Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called
"junk bonds") (rated at the time
purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average rating of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all rating are by Moody's):

  27.16% in securities     34.13% in securities
       rated Aaa                rated Baa         3.45% in securities rated Caa
1.94% in securities rated   4.98% in securities
           Aa                    rated Ba         0.00% in securities rated Ca
  18.09% in securities      8.04% in securities
        rated A                  rated B           0.01% in securities rated C
                                                  2.20% in securities not rated

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect tha value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares
adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior
to the date these classes began operations) that is no higher than the historical performance of Class A shares. The
predecessor fund commenced operations on December 15, 1975. The R-1, R-2, R-3,
R-4 and R-5 Class shares
were first sold on March 1, 2010.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment
philosophy than the Citigroup Broad Investment Grade Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '09  10.17%
Lowest return for a quarter during the period of the bar
chart above:                                               Q3 '08  -4.83%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment Grade Bond Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.83%)
Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Income Fund | Citigroup Broad Investment Grade Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
Income Fund | Income Fund - Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.00%
Income Fund | Income Fund - Class R-1 Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.83%
Income Fund | Income Fund - Class R-1 Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.81%
Income Fund | Income Fund - Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2001	rr_AnnualReturn2001	7.83%
Annual Return 2002	rr_AnnualReturn2002	7.81%
Annual Return 2003	rr_AnnualReturn2003	8.64%
Annual Return 2004	rr_AnnualReturn2004	4.81%
Annual Return 2005	rr_AnnualReturn2005	1.33%
Annual Return 2006	rr_AnnualReturn2006	4.79%
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	(5.22%)
Annual Return 2009	rr_AnnualReturn2009	20.59%
Annual Return 2010	rr_AnnualReturn2010	7.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.14%
Income Fund | Income Fund - Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.34%
Income Fund | Income Fund - Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	921
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.49%
Income Fund | Income Fund - Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.49%

Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
INFLATION PROTECTION FUND
Objective:
 The Fund seeks to provide current income and real (after inflation)
total returns.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inflation Protection Fund	Inflation Protection Fund - R-1	Inflation Protection Fund - R-2	Inflation Protection Fund - R-3	Inflation Protection Fund - R-4	Inflation Protection Fund - R-5
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.29%	1.16%	0.98%	0.79%	0.67%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Expense Example Inflation Protection Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inflation Protection Fund - R-1	131	409	708	1,556
Inflation Protection Fund - R-2	118	368	638	1,409
Inflation Protection Fund - R-3	100	312	542	1,201
Inflation Protection Fund - R-4	81	252	439	978
Inflation Protection Fund - R-5	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5
Class Shares were first sold
(December 29, 2004).

The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar
chart above:                                               Q2 '10              3.89%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08             -10.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Inflation Protection Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Inflation Protection Fund - R-1	Class R-1 Return Before Taxes	6.23%	(0.87%)	(0.43%)	Dec 29, 2004
Inflation Protection Fund - R-2	Class R-2 Return Before Taxes	6.47%	(0.77%)	(0.32%)	Dec 29, 2004
Inflation Protection Fund - R-3	Class R-3 Return Before Taxes	6.73%	(0.58%)	(0.13%)	Dec 29, 2004
Inflation Protection Fund - R-4	Class R-4 Return Before Taxes	6.87%	(0.40%)	0.05%	Dec 29, 2004
Inflation Protection Fund - R-5	Class R-5 Return Before Taxes	6.96%	(0.29%)	0.17%	Dec 29, 2004
After Taxes on Distributions Inflation Protection Fund - R-1	Class R-1 Return After Taxes on Distributions	5.78%	(2.06%)	(1.67%)	Dec 29, 2004
After Taxes on Distributions and Sales Inflation Protection Fund - R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	4.05%	(1.39%)	(1.04%)	Dec 29, 2004
Barclays Capital US Treasury TIPS Index	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	5.00%	Dec 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INFLATION PROTECTION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
 The Fund seeks to provide current income and real (after inflation)
total returns.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for each share class of the
Fund and for the last one, five, and ten
calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the
returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an
indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-547-7754.

Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5
Class Shares were first sold
(December 29, 2004).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-547-7754
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class R-2 shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                               Q2 '10              3.89%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08             -10.42%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.42%)
Inflation Protection Fund | Barclays Capital US Treasury TIPS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - R-1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - R-1 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - R-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2005	rr_AnnualReturn2005	1.70%
Annual Return 2006	rr_AnnualReturn2006	(0.41%)
Annual Return 2007	rr_AnnualReturn2007	5.42%
Annual Return 2008	rr_AnnualReturn2008	(18.65%)
Annual Return 2009	rr_AnnualReturn2009	5.78%
Annual Return 2010	rr_AnnualReturn2010	6.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - R-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - R-4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	978
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - R-5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004